UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31/
Date of reporting period:	01/31/2011

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Total Return Advantage Fund

Global Alpha Fund

Dreyfus Global Real Return Fund

Dreyfus Global Absolute Return Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--104.2%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense--.2%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		78,948
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		39,099
					118,047
Agriculture--.4%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000		104,028
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		67,206
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		88,232
					259,466
Asset - Backed Certificates--.8%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.30	7/25/17	250,512	a	248,545
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.50	3/15/19	218,037	a	217,949
					466,494
Asset-Backed Ctfs./Auto Receivables--.4%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	42,854		44,299
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	50,582		52,892
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	150,448		154,298
					251,489
Asset-Backed Ctfs./Credit Cards--3.2%
Bank One Issuance Trust,
Ser. 2004-A7, Cl. A7	0.38	5/15/14	226,000	a	225,915
Capital One Multi-Asset Execution
Trust, Ser. 2004-A7, Cl. A7	0.44	6/16/14	761,000	a	760,383
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000		81,982
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.30	4/15/13	250,000	a	249,983
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.30	6/16/14	114,000	a	113,780
Discover Card Master Trust I,
Ser. 2006-2, Cl. A2	0.29	1/16/14	318,000	a	317,796
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.50	9/15/14	200,000	a	200,148
					1,949,987
Asset-Backed Ctfs./Home Equity Loans--.1%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	60,116	a	59,025
Automotive--.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		58,901
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		110,378
					169,279
Banks--11.0%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000		67,927
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		41,725
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		41,942
Bank of America,
Sub. Notes	7.25	10/15/25	65,000		68,040
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	400,000		409,175
Barclays Bank,

Sr. Unscd. Notes	3.90	4/7/15	250,000	258,075
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	370,000	401,986
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	125,000	143,636
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000	26,906
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	31,463
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	53,756
Citigroup,
Sub. Notes	5.50	2/15/17	65,000	67,758
Citigroup,
Sr. Unscd. Notes	6.00	12/13/13	400,000	438,919
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	54,805
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	82,398
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	27,911
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	16,518
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	135,830
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	150,000	153,886
Deutsche Bank AG London,
Sr. Unscd. Notes	3.45	3/30/15	350,000	359,279
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	53,445
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,236
European Investment Bank,
Notes	2.00	2/10/12	150,000	152,179
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	157,678
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	158,482
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	103,371
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	32,625
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	275,000	298,088
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	28,165
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	70,908
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	60,000	60,400
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	100,000	116,756
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	105,912
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	53,165
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	300,000	311,949
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	38,931
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	56,472
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	27,683
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	114,576
Landesbank Baden-Wuerttemberg,
Sub. Notes	6.35	4/1/12	215,000	227,342
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000	26,810

Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	175,000		178,804
Morgan Stanley,
Sr. Unscd. Notes	4.20	11/20/14	150,000		155,872
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000		88,287
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000		53,579
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000		162,602
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000		81,607
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000		16,274
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	100,000		100,285
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000		54,903
Suntrust Banks,
Sr. Unscd. Notes	6.00	9/11/17	50,000		52,910
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	50,000		50,417
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		27,545
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000		21,404
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		25,201
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		61,182
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	20,000	a	19,396
Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	350,000		370,363
					6,608,739
Building & Construction--.2%
CRH America,
Gtd. Notes	6.00	9/30/16	100,000		107,529
Chemicals-Fibers & Diversified--.5%
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000		111,039
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	100,000		114,778
Rohm and Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000		82,173
					307,990
Commercial Mortgage Pass-Through Ctfs.--7.0%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.04	11/10/42	200,000	a	209,635
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. A4	5.72	6/11/40	250,000	a	270,319
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	446,087		463,656
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000		258,086
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	100,000	a	109,402
GE Capital Commercial Mortgage,
Ser. 2005-C3, Cl. AAB	4.94	7/10/45	186,653		195,128
GS Mortgage Securities Corporation
II, Ser. 2004-GG2, Cl. A3	4.60	8/10/38	42,964		43,147
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4	4.76	7/10/39	450,000		467,739
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	350,000	a	371,285
JP Morgan Chase Commercial

Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	a	108,060
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	353,422		364,307
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		103,000
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.90	6/12/46	100,000	a	110,242
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	344,394		357,799
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	a	114,247
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A2	5.20	11/14/42	357,792	a	370,224
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.47	3/12/44	65,000	a	61,904
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	78,430		80,646
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	17,909		18,077
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	150,000		152,085
					4,228,988
Consumer Discretionary--.2%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000		117,190
Diversified Financial Services--3.2%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		146,361
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	250,000		282,629
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		16,792
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000		111,307
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000		11,381
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000		11,295
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000		21,750
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	400,000		452,238
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000		122,972
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000		54,116
Credit Suisse USA,
Bank Gtd. Notes	6.50	1/15/12	100,000		105,528
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000		70,567
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000		104,014
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000		56,222
HSBC Finance,
Sr. Sub Notes	6.68	1/15/21	55,000	b	57,103
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000		51,511
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000		21,760
Merrill Lynch & Co.,
Notes	6.88	4/25/18	100,000		110,999
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000		136,815
					1,945,360
Diversified Metals & Mining--.7%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000		30,998

BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	150,000		167,004
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000		108,657
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000		39,077
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000		52,870
					398,606
Electric Utilities--2.6%
Ameren Energy Generating,
Sr. Unscd. Notes, Ser. H	7.00	4/15/18	25,000		25,771
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000		22,541
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000		56,145
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000		52,657
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000		51,631
DTE Energy,
Sr. Unscd. Notes	7.05	6/1/11	75,000		76,531
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	50,000		52,724
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000		112,159
Enersis,
Sr. Unscd. Notes	7.40	12/1/16	75,000		85,519
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000		53,374
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000		53,167
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. I0	8.05	7/7/24	150,000		203,447
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000		82,223
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000		58,958
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		59,193
Nextra Energy Capital Holdings,
Gtd. Debs.	7.88	12/15/15	100,000		120,258
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000		52,892
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	150,000		150,759
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000		50,848
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000		38,912
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000		54,246
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000		62,737
					1,576,692
Food & Beverages--1.0%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000		106,603
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000		115,895
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000		94,534
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000	a	51,352
Kellogg,
Sr. Unscd. Notes	5.13	12/3/12	100,000		107,308
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000		113,656
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000		26,365
					615,713

Foreign/Governmental--2.9%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	100,000		112,750
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	75,000		114,000
KFW,
Gov't Gtd. Notes	2.75	9/8/20	200,000		184,902
KFW,
Govt. Gtd. Bonds	4.00	1/27/20	200,000		206,948
Oesterreichische Kontrollbank,
Govt. Gtd. Bonds	4.75	10/16/12	250,000		266,467
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000		5,585
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000		166,691
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000		196,152
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000		66,864
Republic of Chile,
Sr. Unscd. Bonds	7.13	1/11/12	110,000		116,270
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	50,000		46,176
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	50,000		55,502
Republic of Peru,
Sr. Unscd. Bonds	8.75	11/21/33	36,000		49,446
United Mexican States,
Notes	5.95	3/19/19	56,000		63,000
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000		57,750
					1,708,503
Health Care--1.8%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000		55,773
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000		17,083
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000		28,032
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		11,547
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000		34,606
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		19,484
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		113,786
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000		106,614
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	a	59,601
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		62,468
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000		358,504
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000		20,105
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		28,674
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		111,245
Wyeth,
Gtd. Notes	6.95	3/15/11	50,000	a	50,393
					1,077,915
Industrial--.5%
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000		125,202
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	100,000		109,507
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		51,083

				285,792
Media--1.8%
Comcast Cable Holdings,
Gtd. Notes	9.80	2/1/12	25,000	27,047
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	34,388
Comcast,
Gtd. Notes	6.45	3/15/37	50,000	52,200
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	22,136
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	148,007
DIRECTV Holdings,
Gtd. Notes	4.75	10/1/14	200,000	214,628
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	145,766
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	11,077
News America,
Gtd. Notes	6.15	3/1/37	110,000	112,816
Time Warner Cable,
Gtd. Debs.	6.75	6/15/39	110,000	118,330
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000	76,446
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	23,720
Viacom,
Sr. Unscd. Notes	6.25	4/30/16	100,000	113,880
				1,100,441
Municipal Bonds--.2%
California,
GO (Various Purpose)	5.45	4/1/15	20,000	21,140
California,
GO (Build America Bonds)	7.30	10/1/39	50,000	50,056
California,
GO (Build America Bonds)	7.55	4/1/39	20,000	20,615
				91,811
Oil & Gas--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	109,813
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	58,014
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	26,661
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	95,335
Nabors Industries,
Gtd. Notes	9.25	1/15/19	75,000	92,976
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	23,986
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	37,365
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	26,782
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	56,952
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	57,535
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	27,130
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	410,952
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	90,000	96,805
				1,120,306
Paper & Paper Related--.2%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	120,302
Pipelines--.9%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	37,931

Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000		110,690
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000		55,751
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000		57,264
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	45,000		43,326
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000		62,630
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000		155,508
					523,100
Property & Casualty Insurance--.8%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000		16,616
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000		61,879
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000		49,861
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000		51,983
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000		55,264
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000		52,908
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000		50,749
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	50,000		58,278
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000		17,409
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000		49,232
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000		22,268
					486,447
Retail--.9%
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000		112,417
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000		112,295
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000		84,260
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000		56,935
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	210,000		202,650
					568,557
Technology--.9%
Fiserv,
Gtd. Notes	6.13	11/20/12	130,000		140,438
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	a	111,382
International Business Machines,
Sr. Unscd. Notes	4.95	3/22/11	50,000		50,311
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		115,110
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		113,531
					530,772
Telecommunications--2.4%
America Movil,
Gtd. Notes	6.38	3/1/35	10,000		10,689
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000	b	155,875
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	a	7,539
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		53,400
Deutsche Telekom International

Finance, Gtd. Bonds	9.25	6/1/32	20,000		27,760
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	350,000		342,354
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	25,000		27,215
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		104,341
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		351,334
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		53,639
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		26,801
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000		53,264
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		168,442
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		52,543
					1,435,196
Transportation--.5%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000		62,705
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000		84,703
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000		20,138
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000		50,083
Norfolk Southern,
Sr. Unscd. Bonds	7.90	5/15/97	50,000		60,395
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000		21,567
					299,591
U.S. Government Agencies--3.5%
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	2,000,000	c	2,090,344

GO-General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities had a value of $212,978 or .4% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $64,688,811. Net unrealized appreciation on investments was $1,361,922 of which $1,736,323 related to appreciated investment securities and $374,401 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	56.7
Corporate Bonds	32.9
Asset/Mortgage-Backed	11.5
Short-Term/Money Market Investments	5.9
Foreign/Governmental	2.8
Municipal Bonds	.2
110.1

† Based on net assets.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring 3/16/2011	431,631	421,410	427,831	6,421
Australian Dollar,
Expiring 3/16/2011	512,692	501,413	508,179	6,766
Australian Dollar,
Expiring 3/16/2011	442,030	428,747	438,138	9,391
Australian Dollar,
Expiring 3/16/2011	46,200	45,585	45,793	208
Australian Dollar,
Expiring 3/16/2011	13,200	13,055	13,083	28
Australian Dollar,
Expiring 3/16/2011	6,600	6,518	6,542	24
Australian Dollar,
Expiring 3/16/2011	4,292	4,194	4,254	60
Australian Dollar,
Expiring 3/16/2011	4,350	4,241	4,312	71
Australian Dollar,
Expiring 3/16/2011	49,358	48,303	48,923	620
Australian Dollar,
Expiring 3/16/2011	11,492	11,343	11,391	48
Australian Dollar,
Expiring 3/16/2011	16,739	16,510	16,592	82
Australian Dollar,
Expiring 3/16/2011	23,283	22,978	23,078	100
Australian Dollar,
Expiring 3/16/2011	13,486	13,302	13,367	65
British Pound,
Expiring 3/16/2011	49,311	76,821	78,963	2,142
British Pound,
Expiring 3/16/2011	24,862	38,448	39,812	1,364
British Pound,
Expiring 3/16/2011	274,800	425,992	440,043	14,051
British Pound,
Expiring 3/16/2011	54,600	84,878	87,432	2,554
British Pound,
Expiring 3/16/2011	173,355	269,440	277,597	8,157
British Pound,
Expiring 3/16/2011	114,758	178,580	183,765	5,185
British Pound,
Expiring 3/16/2011	62,169	96,850	99,552	2,702
British Pound,
Expiring 3/16/2011	175,950	273,783	281,752	7,969
British Pound,
Expiring 3/16/2011	225,366	354,992	360,883	5,891
British Pound,
Expiring 3/16/2011	30,240	47,669	48,424	755
British Pound,
Expiring 3/16/2011	31,374	49,494	50,240	746
British Pound,
Expiring 3/16/2011	37,381	59,124	59,859	735
British Pound,
Expiring 3/16/2011	10,934	17,282	17,509	227
British Pound,
Expiring 3/16/2011	6,603	10,434	10,573	139
British Pound,
Expiring 3/16/2011	16,082	25,418	25,752	334
Canadian Dollar,
Expiring 3/16/2011	692,016	685,042	690,474	5,432
Canadian Dollar,
Expiring 3/16/2011	69,808	68,905	69,652	747
Canadian Dollar,
Expiring 3/16/2011	58,200	57,416	58,070	654
Canadian Dollar,
Expiring 3/16/2011	65,800	65,067	65,653	586
Canadian Dollar,
Expiring 3/16/2011	143,986	141,136	143,665	2,529
Canadian Dollar,
Expiring 3/16/2011	48,902	49,153	48,793	(360)
Canadian Dollar,
Expiring 3/16/2011	11,760	11,841	11,734	(107)
Canadian Dollar,
Expiring 3/16/2011	37,338	37,477	37,255	(222)
Japanese Yen,
Expiring 3/16/2011	20,205,000	240,673	246,237	5,564
Japanese Yen,

Expiring 3/16/2011	12,071,026	144,190	147,109	2,919
Japanese Yen,
Expiring 3/16/2011	10,695,368	127,404	130,344	2,940
Japanese Yen,
Expiring 3/16/2011	942,600	11,201	11,487	286
Japanese Yen,
Expiring 3/16/2011	1,946,250	23,382	23,719	337
Japanese Yen,
Expiring 3/16/2011	3,114,000	37,435	37,950	515
Japanese Yen,
Expiring 3/16/2011	2,724,750	32,734	33,206	472
Japanese Yen,
Expiring 3/16/2011	5,574,055	67,695	67,930	235
Japanese Yen,
Expiring 3/16/2011	2,397,956	29,179	29,224	45
Japanese Yen,
Expiring 3/16/2011	984,591	11,953	11,999	46
Swedish Krona,
Expiring 3/16/2011	1,514,529	219,663	234,415	14,752
Swedish Krona,
Expiring 3/16/2011	456,450	66,408	70,648	4,240
Swedish Krona,
Expiring 3/16/2011	559,499	81,137	86,597	5,460
Swedish Krona,
Expiring 3/16/2011	1,995,288	289,016	308,826	19,810
Swedish Krona,
Expiring 3/16/2011	987,200	141,713	152,796	11,083
Swedish Krona,
Expiring 3/16/2011	1,480,800	214,053	229,194	15,141
Swedish Krona,
Expiring 3/16/2011	182,600	26,790	28,262	1,472
Swedish Krona,
Expiring 3/16/2011	91,300	13,353	14,131	778
Swedish Krona,
Expiring 3/16/2011	639,100	93,440	98,918	5,478
Swedish Krona,
Expiring 3/16/2011	105,080	15,324	16,264	940
Swedish Krona,
Expiring 3/16/2011	106,500	15,510	16,483	973
Swedish Krona,
Expiring 3/16/2011	1,208,420	176,406	187,036	10,630
Swedish Krona,
Expiring 3/16/2011	1,181,000	172,946	182,792	9,846
Swedish Krona,
Expiring 3/16/2011	18,177	2,686	2,813	127
Swedish Krona,
Expiring 3/16/2011	17,520	2,591	2,712	121
Swedish Krona,
Expiring 3/16/2011	183,303	27,128	28,371	1,243
Swiss Franc,
Expiring 3/16/2011	92,571	93,807	98,104	4,297
Swiss Franc,
Expiring 3/16/2011	201,783	204,814	213,845	9,031
Swiss Franc,
Expiring 3/16/2011	151,900	158,105	160,980	2,875
Swiss Franc,
Expiring 3/16/2011	263,200	278,538	278,934	396
Swiss Franc,
Expiring 3/16/2011	186,900	193,526	198,072	4,546
Swiss Franc,
Expiring 3/16/2011	133,500	138,233	141,480	3,247
Swiss Franc,
Expiring 3/16/2011	12,400	12,835	13,141	306
Swiss Franc,
Expiring 3/16/2011	129,735	133,848	137,490	3,642
Swiss Franc,
Expiring 3/16/2011	12,865	13,319	13,634	315

Sales:		Proceeds ($)
Euro,
Expiring 3/16/2011	182,713	244,625	250,024	(5,399)
Euro,
Expiring 3/16/2011	42,550	56,415	58,225	(1,810)
Euro,
Expiring 3/16/2011	58,785	76,989	80,441	(3,452)
Euro,
Expiring 3/16/2011	125,496	165,928	171,728	(5,800)
Euro,
Expiring 3/16/2011	374,400	500,751	512,329	(11,578)
Euro,
Expiring 3/16/2011	33,706	44,829	46,123	(1,294)
Euro,

Expiring 3/16/2011	133,250	175,048	182,339	(7,291)
Euro,
Expiring 3/16/2011	213,200	280,311	291,743	(11,432)
Euro,
Expiring 3/16/2011	186,550	245,067	255,275	(10,208)
Euro,
Expiring 3/16/2011	31,936	41,338	43,701	(2,363)
Euro,
Expiring 3/16/2011	24,384	31,474	33,367	(1,893)
Euro,
Expiring 3/16/2011	7,680	9,912	10,509	(597)
Euro,
Expiring 3/16/2011	10,624	13,943	14,538	(595)
Euro,
Expiring 3/16/2011	107,136	140,103	146,605	(6,502)
Euro,
Expiring 3/16/2011	10,240	13,439	14,012	(573)
Norwegian Krone,
Expiring 3/16/2011	1,648,082	272,647	284,734	(12,087)
Norwegian Krone,
Expiring 3/16/2011	1,295,515	214,517	223,822	(9,305)
Norwegian Krone,
Expiring 3/16/2011	263,707	43,993	45,559	(1,566)
Norwegian Krone,
Expiring 3/16/2011	886,584	147,695	153,172	(5,477)
Norwegian Krone,
Expiring 3/16/2011	1,636,556	273,229	282,742	(9,513)
Norwegian Krone,
Expiring 3/16/2011	2,509,200	418,570	433,506	(14,936)
Norwegian Krone,
Expiring 3/16/2011	341,496	57,643	58,999	(1,356)
Norwegian Krone,
Expiring 3/16/2011	33,864	5,714	5,851	(137)
Norwegian Krone,
Expiring 3/16/2011	32,640	5,508	5,639	(131)
Norwegian Krone,
Expiring 3/16/2011	461,214	79,758	79,682	76
Norwegian Krone,
Expiring 3/16/2011	134,904	23,318	23,307	11
Norwegian Krone,
Expiring 3/16/2011	198,414	34,307	34,279	28
Norwegian Krone,
Expiring 3/16/2011	81,468	14,062	14,075	(13)
Norwegian Krone,
Expiring 3/16/2011	46,145	7,952	7,972	(20)
Norwegian Krone,
Expiring 3/16/2011	214,855	37,019	37,120	(101)
Japanese Yen,
Expiring 3/16/2011	5,419,870	64,968	66,052	(1,084)
Japanese Yen,
Expiring 3/16/2011	4,136,710	49,840	50,414	(574)
Japanese Yen,
Expiring 3/16/2011	1,707,727	20,609	20,812	(203)
New Zealand Dollar,
Expiring 3/16/2011	32,993	24,644	25,376	(732)
New Zealand Dollar,
Expiring 3/16/2011	119,053	90,601	91,567	(966)
New Zealand Dollar,
Expiring 3/16/2011	193,200	146,201	148,596	(2,395)
New Zealand Dollar,
Expiring 3/16/2011	138,000	104,429	106,140	(1,711)
New Zealand Dollar,
Expiring 3/16/2011	89,321	67,509	68,699	(1,190)
New Zealand Dollar,
Expiring 3/16/2011	21,480	16,264	16,521	(257)
New Zealand Dollar,
Expiring 3/16/2011	6,169	4,651	4,745	(94)
Swiss Franc,
Expiring 3/16/2011	6,131	6,484	6,497	(13)

Gross Unrealized Appreciation				231,006
Gross Unrealized Depreciation				(135,337)

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
Euro-Bond	18	3,053,675	March 2011	(23,360)
Euro-Bobl	42	6,726,772	March 2011	(33,439)
Australian 10 Year Bonds	15	1,548,939	March 2011	9,505
U.S. Treasury 2 Year Notes	43	9,425,063	March 2011	10,863
U.S. Treasury 10 Year Notes	70	8,455,781	March 2011	12,890
Financial Futures Short
Canadian 10 Year Bonds	9	(1,091,067)	March 2011	2,335
Euro-Schatz	60	(8,890,306)	March 2011	4,194
Long Gilt	14	(2,631,055)	March 2011	18,688
Japanese 10 Year Mini Bond	20	(3,417,552)	March 2011	(22,512)
U.S. Treasury 5 year Notes	47	(5,565,461)	March 2011	(25,317)
U.S. Treasury 10 year Notes	32	(3,865,500)	March 2011	(24,474)
U.S. Treasury 30 Year Bonds	9	(1,085,625)	March 2011	(1,831)

Gross Unrealized Appreciation				95,575
Gross Unrealized Depreciation				(130,933)

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2011 (Unaudited)
	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.
4.50%	70,000	a,b	(73,281)
Federal National Mortgage Association:
5.50%	140,000	a,b	(151,200)
5.50%	700,000	a,b	(748,234)
6.00%	240,000	a,b	(261,225)
6.50%	470,000	a,b	(523,096)
Government National Mortgage Association
5.00%	440,000	b	(467,019)
Total Securities Sold Short			(2,224,055)
(proceeds $2,218,666)

a The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Sold on a delayed delivery basis.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	2,726,995	-	2,726,995
Commercial Mortgage-Backed	-	4,228,988	-	4,228,988
Corporate Bonds+	-	19,773,030	-	19,773,030
Foreign Government	-	1,708,503	-	1,708,503
Municipal Bonds	-	91,811	-	91,811
Mutual Funds	3,297,000	-	-	3,297,000
U.S. Government Agencies/Mortgage-Backed	-	24,661,726	-	24,661,726
U.S. Treasury	-	9,568,069	-	9,568,069
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	231,006	-	231,006
Futures++	95,575	-	-	95,575
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(135,337)	-	(135,337)
Futures++	(130,393)	-	-	(130,393)
Securities Sold Short+++	-	(2,224,055)	-	(2,224,055)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of

Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.  When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2011 (Unaudited)

Common Stocks--59.5%	Shares	Value ($)
Australia--2.2%
AGL Energy	776	11,528
Alumina	4,253	10,092
Amcor	1,623	11,133
AMP	3,297	17,586
Asciano	5,000a	8,001
ASX	302	11,249
Australia & New Zealand Banking Group	4,137	97,629
AXA Asia Pacific Holdings	1,952	12,533
Bendigo and Adelaide Bank	679	6,621
BHP Billiton	5,582	246,262
BlueScope Steel	3,664	7,744
Boral	1,114	5,353
Brambles	2,254	16,135
Caltex Australia	304	4,074
CFS Retail Property Trust	2,267	4,102
Coca-Cola Amatil	754	8,450
Cochlear	74	5,688
Commonwealth Bank of Australia	2,534	132,535
Computershare	633	6,355
Crown	793	6,784
CSL	922	34,205
CSR	3,207	5,132
Dexus Property Group	10,980	9,086
Fairfax Media	3,972	5,346
Fortescue Metals Group	1,686a	10,724
Foster's Group	3,393	19,113
Goodman Group	11,621	7,705
GPT Group	2,824	8,334
Incitec Pivot	2,270	9,732
Insurance Australia Group	3,514	13,348
James Hardie Industries-CDI	813a	5,058
Leighton Holdings	197	6,197
Lend Lease Group	956	8,397
MacArthur Coal	376	4,678
Macquarie Group	570	23,084
Metcash	1,382	5,787
Mirvac Group	4,593	5,678
National Australia Bank	3,461	85,092
Newcrest Mining	1,226	45,201
OneSteel	2,718	7,371
Orica	588	14,861
Origin Energy	1,439	23,572
OZ Minerals	5,949	9,668
Paladin Energy	1,333a	6,499
Qantas Airways	1,470a	3,517
QBE Insurance Group	1,687	29,434
QR National	1,833	5,117
Ramsay Health Care	282	4,808
Rio Tinto	717	60,083
Santos	1,336	17,995
Sims Metal Management	204	3,919
Sonic Healthcare	650	7,738
Stockland	4,005	14,375
Suncorp Group	2,037	17,506
TABCORP Holdings	1,233	8,544
Tatts Group	1,524	3,768
Telstra	7,187	20,063
Toll Holdings	1,206	7,070
Transurban Group	1,655	8,613
Wesfarmers	1,658	56,252
Wesfarmers-PPS	190	6,537
Westfield Group	3,596	35,278
Westfield Retail Trust	5,209	13,762

Westpac Banking	4,861	111,419
Woodside Petroleum	1,064	44,172
Woolworths	2,048	54,518
WorleyParsons	374	10,310
		1,548,520
Austria--.1%
Erste Group Bank	335	16,810
IMMOFINANZ	1,396a	6,163
OMV	234	10,394
Raiffeisen Bank International	116	6,831
Telekom Austria	603	8,317
Verbund	172	6,885
Vienna Insurance Group	90	4,903
Voestalpine	207	9,302
		69,605
Belgium--.3%
Ageas	3,624	10,290
Anheuser-Busch InBev	1,200	66,491
Anheuser-Busch InBev (STRIP)	1,224a	7
Bekaert	38	3,813
Belgacom	249	8,960
Cie Nationale a Portefeuille	78	4,322
Colruyt	135	6,919
Delhaize Group	180	14,224
Dexia	957a	3,998
Groupe Bruxelles Lambert	132	11,897
Groupe Bruxelles Lambert (STRIP)	31a	0
KBC Groep	268a	10,749
Mobistar	79	4,939
Solvay	91	9,532
UCB	179	6,411
Umicore	206	10,577
		173,129
Canada--3.1%
Agnico-Eagle Mines	300	20,557
Agrium	300	26,534
Alimentation Couche-Tard, Cl. B	200	5,345
ARC Resources	200	4,985
Athabasca Oil Sands	354	5,985
Bank of Montreal	900	51,989
Bank of Nova Scotia	1,700	95,958
Barrick Gold	1,619	76,835
Baytex Energy	192	9,481
BCE	400	14,544
Bombardier, Cl. B	2,429	13,842
Brookfield Asset Management, Cl. A	859	28,082
Brookfield Properties	400	7,026
CAE	500	6,363
Cameco	654	27,141
Canadian Imperial Bank of Commerce	600	45,751
Canadian National Railway	766	51,991
Canadian Natural Resources	1,800	80,350
Canadian Oil Sands	405	11,131
Canadian Pacific Railway	282	18,937
Canadian Tire, Cl. A	135	8,408
Canadian Utilities, Cl. A	100	5,320
Cenovus Energy	1,241	42,928
Centerra Gold	297	4,772
CGI Group, Cl. A	427a	8,222
CI Financial	300	6,433
Crescent Point Energy	400	17,696
Eldorado Gold	923	14,847
Empire, Cl. A	100	5,214
Enbridge	600	34,827
EnCana	1,200	38,714
Enerplus	305	9,834
Fairfax Financial Holdings	34	12,985
Finning International	296	8,623
First Quantum Minerals	144	16,678

Fortis	300	10,347
Franco-Nevada	200	5,565
George Weston	100	7,087
Gildan Activewear	206	6,061
Goldcorp	1,300	52,234
Great-West Lifeco	500	12,967
Husky Energy	400	10,797
IAMGOLD	601	11,440
IGM Financial	200	8,500
Imperial Oil	500	22,319
Industrial Alliance Insurance & Financial Services	200	7,348
Inmet Mining	100	7,463
Intact Financial	196	9,886
Ivanhoe Mines	515a	14,319
Kinross Gold	1,856	30,876
Loblaw	200	7,824
Magna International	365	21,336
Manulife Financial	2,900	50,592
Metro, Cl. A	200	8,648
National Bank of Canada	300	20,938
Nexen	876	22,026
Niko Resources	80	7,798
Onex	200	6,438
Open Text	100a	4,943
Osisko Mining	597a	7,944
Pacific Rubiales Energy	400	13,821
Pan American Silver	200	6,556
Pengrowth Energy	600	7,570
Penn West Petroleum	800	21,907
Potash Corporation of Saskatchewan	497	88,146
Power Corporation of Canada	600	16,190
Power Financial	400	11,913
Progress Energy Resources	300	4,085
Research In Motion	809a	47,711
RioCan Real Estate Investment Trust	200	4,641
Ritchie Bros. Auctioneers	200	4,999
Rogers Communications, Cl. B	700	24,473
Royal Bank of Canada	2,300	123,433
Saputo	249	10,406
Shaw Communications, Cl. B	600	12,681
Sherritt International	500	4,369
Shoppers Drug Mart	368	13,561
Silver Wheaton	549a	16,954
Sino-Forest	423a	9,211
SNC-Lavalin Group	254	14,898
Sun Life Financial	900	28,352
Suncor Energy	2,562	106,194
Talisman Energy	1,700	38,988
Teck Resources, Cl. B	958	58,088
TELUS	100	4,964
TELUS (Non-Voting Shares)	200	9,536
Thomas Reuters	600	23,994
Tim Hortons	300	12,291
TMX Group	200	7,622
Toronto-Dominion Bank	1,400	104,918
TransAlta	400	8,270
TransCanada	1,100	40,195
Valeant Pharmaceuticals International	452	16,489
Vermillion Energy	148	7,008
Viterra	649	7,591
Yamana Gold	1,300	14,647
Yellow Media	917	5,620
		2,166,316

Denmark--.3%
AP Moller - Maersk, Cl. A	1	9,425
AP Moller - Maersk, Cl. B	2	19,476
Carlsberg, Cl. B	180	17,959
Coloplast, Cl. B	47	6,837

Danske Bank	813a	21,830
DSV	410	8,573
Novo Nordisk, Cl. B	693	78,190
Novozymes, Cl. B	81	11,225
Tryg	63	3,420
Vestas Wind Systems	325a	11,219
William Demant Holding	49a	3,929
		192,083
Finland--.3%
Elisa	324	7,143
Fortum	749	23,105
Kesko, Cl. B	161	7,761
Kone, Cl. B	244	13,307
Metso	231	12,345
Neste Oil	180	3,401
Nokia	6,157	66,011
Nokian Renkaat	166	6,004
Orion, Cl. B	239	5,410
Outokumpu	185	3,452
Pohjola Bank	426	5,689
Rautaruukki	107	2,673
Sampo, Cl. A	754	22,225
Sanoma	219	5,128
Stora Enso, Cl. R	1,052	12,534
UPM-Kymmene	808	16,661
Wartsila	152	11,753
		224,602
France--2.5%
Accor	237	10,853
Aeroports de Paris	60	5,050
Air France	288a	5,271
Air Liquide	469	58,661
Alcatel-Lucent	3,600a	12,043
Alstom	320	17,885
Atos Origin	112a	6,244
AXA	2,777	58,861
BioMerieux	15	1,639
BNP Paribas	1,556	116,478
Bouygues	373	17,392
Bureau Veritas	111	8,064
Cap Gemini	262	13,221
Carrefour	986	48,375
Casino Guichard Perrachon	98	9,589
Christian Dior	98	13,483
Cie de St-Gobain	620	35,973
Cie Generale d'Optique Essilor International	319	21,354
Cie Generale de Geophysique-Veritas	212a	6,441
Cie Generale des Etablissements Michelin, Cl. B	313	22,817
CNP Assurances	276	6,092
Credit Agricole	1,494	22,101
Danone	991	59,768
Dassault Systemes	114	8,965
Edenred	237a	5,675
EDF	380	16,776
Eiffage	95	4,887
Eramet	10	3,558
Eurazeo	71	5,240
Eutelsat Communications	173	6,320
Fonciere des Regions	19	1,914
France Telecom	3,036	66,411
GDF Suez	2,037	80,920
Gecina	42	5,028
Groupe Eurotunnel	786	7,642
Hermes International	25	5,052
ICADE	48	5,218
Iliad	42	4,466
Imerys	52	3,429
JC Decaux	159a	5,094
Klepierre	157	5,717

L'Oreal	390	45,342
Lafarge	317	18,808
Lagardere	214	9,537
Legrand	161	6,493
LVMH Moet Hennessy Louis Vuitton	399	62,389
Metropole Television	98	2,400
Natixis	1,498a	7,962
Neopost	74	6,707
PagesJaunes Groupe	318	3,269
Pernod-Ricard	329	31,407
Peugeot	282a	11,837
PPR	127	20,328
Publicis Groupe	208	10,720
Renault	306a	20,047
Safran	286	10,352
Sanofi-Aventis	1,732	118,433
Schneider Electric	390	60,902
SCOR	300	8,314
Societe BIC	49	4,213
Societe Generale	1,027	66,501
Societe Television Francaise 1	223	4,337
Sodexo	168	11,579
Suez Environnement	394	8,149
Technip	170	16,541
Thales	168	6,252
Total	3,480	203,798
Unibail-Rodamco	147a	28,094
Vallourec	190	20,667
Veolia Environnement	578	18,091
Vinci	718	41,625
Vivendi	2,005	57,548
		1,762,609
Germany--2.1%
Adidas	356	22,203
Allianz	750	104,317
Axel Springer	27	4,298
BASF	1,516	116,767
Bayer	1,367	100,943
Bayerische Motoren Werke	553	42,518
Beiersdorf	161	8,834
Brenntag	50	4,745
Celesio	112	2,833
Commerzbank	1,297a	9,896
Continental	69a	5,439
Daimler	1,497a	109,639
Deutsche Bank	1,557	92,153
Deutsche Boerse	321	24,364
Deutsche Lufthansa	309a	6,501
Deutsche Post	1,407	25,829
Deutsche Telekom	4,687	62,576
E.ON	2,952	98,550
Fraport Frankfurt Airport Services Worldwide	66	4,653
Fresenius & Co.	51	4,453
Fresenius Medical Care & Co.	482	28,240
GEA Group	268	7,652
Hannover Rueckversicherung	81	4,537
HeidelbergCement	234	15,313
Henkel & Co.	177	9,113
Hochtief	76	6,736
Infineon Technologies	1,786a	18,906
K+S	274	20,282
Kabel Deutschland Holding	37	1,867
Lanxess	101	7,351
Linde	283	41,302
MAN	177	20,491
Merck	106	9,083
Metro	187	13,186
Muenchener Rueckversicherungs	316	49,563
RWE	692	49,913

Salzgitter	53	4,294
SAP	1,419	82,137
Siemens	1,347	172,911
Suedzucker	90	2,404
ThyssenKrupp	561	22,736
Volkswagen	50	7,609
Wacker Chemie	21	3,800
		1,450,937
Greece--.1%
Alpha Bank	911a	5,346
Bank of Cyprus Public	1,162	4,923
Coca-Cola Hellenic Bottling	333	9,820
EFG Eurobank Ergasias	769a	4,512
Hellenic Telecommunications Organization	542	5,603
National Bank of Greece	1,286a	12,448
OPAP	436	8,793
Public Power	232	3,801
		55,246
Hong Kong--.7%
AIA Group	12,000	33,018
Bank of East Asia	2,540	11,013
BOC Hong Kong Holdings	6,500	20,970
Cathay Pacific Airways	2,000	5,039
Cheung Kong Holdings	2,000	32,992
Cheung Kong Infrastructure Holdings	1,000	4,753
CLP Holdings	3,000	24,340
Esprit Holdings	2,162	10,247
Hang Lung Group	1,000	6,318
Hang Lung Properties	4,000	17,548
Hang Seng Bank	1,300	21,445
Henderson Land Development	2,000	13,867
Hong Kong & China Gas	7,700	17,423
Hong Kong Exchanges & Clearing	1,700	38,990
HongKong Electric Holdings	2,500	15,842
Hopewell Holdings	1,000	3,245
Hutchison Whampoa	4,000	46,641
Hysan Development	1,000	4,772
Kerry Properties	1,500	8,014
Li & Fung	4,000	25,937
Link REIT	4,000	12,545
MTR	2,000	7,312
New World Development	4,000	7,573
Orient Overseas International	500	5,012
Shangri-La Asia	2,000	5,221
Sino Land	4,000	7,563
SJM Holdings	3,000	5,026
Sun Hung Kai Properties	2,000	33,352
Swire Pacific, Cl. A	1,500	23,590
Wharf Holdings	2,000	15,111
Wheelock & Co.	2,000	8,107

Yue Yuen Industrial Holdings	1,000	3,444
		496,270
Ireland--.1%
Anglo Irish Bank	3,069a,b	4
CRH	1,125	24,215
Elan	1,004a	6,841
Governor & Co. of the Bank of Ireland	4,768a	1,987
Kerry Group, Cl. A	260	8,405
		41,452
Israel--.2%
Bank Hapoalim	1,335a	6,056
Bank Leumi Le-Israel	1,666	7,522
Bezeq Israeli Telecommunication	2,373	6,339
Israel	2a	2,291
Israel Chemicals	635	9,966
Teva Pharmaceutical Industries	1,510	81,773
		113,947

Italy--.7%

A2A	1,653	2,459
Assicurazioni Generali	1,925	42,042
Atlantia	443	10,094
Banca Carige	966	2,289
Banca Monte dei Paschi di Siena	3,821a	4,869
Banco Popolare	2,540	9,045
Enel	10,792	61,070
Enel Green Power	1,308	2,907
ENI	4,283	101,586
Fiat	1,272	12,364
Fiat Industrial	1,272a	17,239
Finmeccanica	723	9,779
Intesa Sanpaolo	12,569	41,874
Intesa Sanpaolo-RSP	2,248	6,488
Luxottica Group	184	5,585
Mediaset	1,052	6,840
Mediobanca	844	8,540
Parmalat	3,170	10,061
Prysmian	249	5,032
Saipem	447	22,393
Snam Rete Gas	2,540	13,346
Telecom Italia	16,204	23,060
Telecom Italia-RSP	9,545	11,365
Terna Rete Elettrica Nazionale	2,144	9,377
UniCredit	22,539	55,900
Unione di Banche Italiane	912	9,459
		505,063
Japan--5.9%
77 Bank	1,000	5,431
Advantest	300	6,148
Aeon	1,100	13,856
Aisin Seiki	300	11,406
Ajinomoto	1,000	11,095
All Nippon Airways	2,000a	7,348
Amada	1,000	8,727
Asahi Breweries	700	13,175
Asahi Glass	2,000	24,973
Asahi Kasei	2,000	13,670
Astellas Pharma	700	26,785
Bank of Kyoto	1,000	9,252
Bank of Yokohama	2,000	10,033
Benesse Holdings	100	4,492
Bridgestone	1,000	19,236
Brother Industries	400	6,127
Canon	1,900	93,342
Casio Computer	600	4,497
Central Japan Railway	2	16,892
Chiba Bank	1,000	6,237
Chubu Electric Power	1,100	27,550
Chugai Pharmaceutical	400	7,377
Chugoku Electric Power	500	10,375
Chuo Mitsui Trust Holdings	2,000	8,056
Citizen Holdings	400	2,592
Cosmo Oil	1,000	3,234
Credit Saison	300	5,145
Dai Nippon Printing	1,000	13,695
Dai-ichi Life Insurance	13	20,437
Daicel Chemical Industries	1,000	7,287
Daido Steel	1,000	6,310
Daiichi Sankyo	1,200	26,100
Daikin Industries	400	13,846
Daito Trust Construction	100	7,018
Daiwa House Industry	1,000	12,218
Daiwa Securities Group	3,000	14,830
Denki Kagaku Kogyo	1,000	4,882
Denso	800	29,489
Dentsu	300	9,158
Dowa Holdings	1,000	7,043
East Japan Railway	600	39,692

Eisai	400	13,880
Electric Power Development	200	6,213
Elpida Memory	300a	4,350
FamilyMart	100	3,723
FANUC	300	47,455
Fast Retailing	100	14,586
Fuji Electric Holdings	2,000	6,445
Fuji Heavy Industries	1,000	8,581
FUJIFILM Holdings	800	28,952
Fujitsu	3,000	18,711
Fukuoka Financial Group	1,000	4,296
Furukawa Electric	1,000	4,455
GS Yuasa	1,000	6,994
Gunma Bank	1,000	5,761
Hachijuni Bank	1,000	5,737
Hamamatsu Photonics	100	3,662
Hankyu Hashin Holdings	2,000	9,276
Hirose Electric	100	10,753
Hiroshima Bank	1,000	4,272
Hisamitsu Pharmaceutical	100	4,040
Hitachi	8,000	43,745
Hitachi Chemical	200	4,545
Hitachi Construction Machinery	200	4,716
Hokkaido Electric Power	300	6,247
Hokuhoku Financial Group	3,000	6,078
Hokuriku Electric Power	300	7,323
Honda Motor	2,700	114,518
Hoya	700	16,524
Ibiden	200	6,772
IHI	3,000	6,811
INPEX	4	25,680
Isetan Mitsukoshi Holdings	680	7,644
Isuzu Motors	2,000	9,423
ITOCHU	2,400	26,130
J Front Retailing	1,200	6,210
Japan Real Estate Investment	1	10,021
Japan Retail Fund Investment	4	7,358
Japan Steel Works	1,000	10,460
Japan Tobacco	7	26,315
JFE Holdings	800	25,729
Joyo Bank	1,000	4,418
JS Group	400	8,759
JSR	300	6,196
JTEKT	300	3,761
Jupiter Telecommunications	3	3,076
JX Holdings	3,640	24,658
Kajima	2,000	5,273
Kaneka	1,000	7,006
Kansai Electric Power	1,200	29,733
Kao	900	23,563
Kawasaki Heavy Industries	2,000	7,128
Kawasaki Kisen Kaisha	1,000	4,174
KDDI	5	28,134
Keikyu	1,000	8,568
Keio	1,000	6,725
Keisei Electric Railway	1,000	6,774
Keyence	110	29,242
Kintetsu	3,000	9,264
Kirin Holdings	1,000	13,475
Kobe Steel	4,000	9,813
Komatsu	1,500	44,746
Konami	200	4,006
Konica Minolta Holdings	1,000	9,667
Kubota	2,000	20,383
Kuraray	500	7,030
Kurita Water Industries	200	6,261
Kyocera	300	31,271
Kyowa Hakko Kirin	371	3,795
Kyushu Electric Power	600	13,519

Lawson	100	4,998
Makita	200	8,678
Marubeni	3,000	22,592
Marui Group	600	5,082
Mazda Motor	3,000	8,861
Medipal Holdings	500	5,224
MEIJI Holdings	117	5,305
Minebea	1,000	5,944
Mitsubishi	2,300	64,146
Mitsubishi Chemical Holdings	2,000	13,963
Mitsubishi Electric	3,000	33,138
Mitsubishi Estate	2,000	37,837
Mitsubishi Gas Chemical	1,000	6,982
Mitsubishi Heavy Industries	5,000	19,834
Mitsubishi Materials	2,000a	6,152
Mitsubishi Motors	6,000a	8,349
Mitsubishi Tanabe Pharma	400	6,410
Mitsubishi UFJ Financial Group	20,660	107,423
Mitsubishi UFJ Lease & Finance	120	4,870
Mitsui & Co.	2,800	47,162
Mitsui Chemicals	2,000	7,177
Mitsui Engineering & Shipbuilding	2,000	5,541
Mitsui Fudosan	1,000	20,359
Mitsui Mining & Smelting	1,000	3,540
Mitsui OSK Lines	2,000	13,060
Mizuho Financial Group	35,000	67,497
MS&AD Insurance Group Holdings	890	21,204
Murata Manufacturing	300	22,776
Nabtesco	200	4,719
Namco Bandai Holdings	500	5,486
NEC	4,000	11,376
Nidec	200	18,870
Nikon	500	11,595
Nintendo	200	54,144
Nippon Building Fund	1	10,497
Nippon Electric Glass	1,000	15,074
Nippon Express	2,000	8,446
Nippon Paper Group	200	5,214
Nippon Sheet Glass	1,000	2,600
Nippon Steel	8,000	27,340
Nippon Telegraph & Telephone	900	41,853
Nippon Yusen	3,000	13,145
Nishi-Nippon City Bank	2,000	6,225
Nissan Motor	4,100	41,535
Nisshin Seifun Group	500	6,298
Nisshin Steel	2,000	3,955
Nissin Foods Holdings	100	3,555
Nitori Holdings	50	4,193
Nitto Denko	300	14,976
NKSJ Holdings	1,900a	12,987
Nomura Holdings	6,000	36,543
Nomura Real Estate Office Fund	1	7,116
Nomura Research Institute	200	4,350
NSK	1,000	9,594
NTN	1,000	5,456
NTT Data	2	6,508
NTT DoCoMo	25	44,703
Obayashi	1,000	4,785
Odakyu Electric Railway	1,000	9,288
OJI Paper	1,000	4,675
Olympus	300	8,429
Omron	400	10,306
Ono Pharmaceutical	100	4,870
ORACLE JAPAN	100	4,583
Oriental Land	100	9,227
ORIX	160	15,818
Osaka Gas	3,000	11,351
Otsuka Holdings	400	9,945
Panasonic	3,200	43,901

Rakuten	11	9,694
Resona Holdings	800	4,130
Ricoh	1,000	14,268
Rinnai	100	6,335
Rohm	200	12,962
Sankyo	100	5,560
Santen Pharmaceutical	100	3,596
Sapporo Hokuyo Holdings	700	3,400
Sapporo Holdings	1,000	4,443
SBI Holdings	44	5,881
Secom	400	18,894
Sega Sammy Holdings	300	6,020
Seiko Epson	300	4,987
Sekisui Chemical	1,000	7,689
Sekisui House	1,000	9,752
Seven & I Holdings	1,300	33,702
Seven Bank	1	2,260
Sharp	2,000	20,774
Shikoku Electric Power	300	8,880
Shimano	100	5,004
Shimizu	1,000	4,260
Shin-Etsu Chemical	700	39,473
Shinsei Bank	4,000a	4,589
Shionogi & Co.	500	9,203
Shiseido	600	12,098
Shizuoka Bank	1,000	9,179
Showa Denko	3,000	6,628
Showa Shell Sekiyu	500	4,339
SMC	100	16,954
Softbank	1,300	44,793
Sojitz	2,900	6,407
Sony	1,600	55,247
Sony Financial Holdings	1	3,704
Stanley Electric	300	5,632
Sumco	200	3,054
Sumitomo	1,800	25,947
Sumitomo Chemical	3,000	15,525
Sumitomo Electric Industries	1,300	18,914
Sumitomo Heavy Industries	1,000	6,384
Sumitomo Metal Industries	6,000	14,061
Sumitomo Metal Mining	1,000	16,416
Sumitomo Mitsui Financial Group	2,100	71,564
Sumitomo Realty & Development	1,000	24,301
Sumitomo Rubber Industries	400	4,228
Sumitomo Trust & Banking	2,000	12,083
Suzuken	100	2,856
Suzuki Motor	600	14,544
Sysmex	100	6,542
T&D Holdings	450	11,342
Taisei	2,000	4,785
Takashimaya	1,000	8,251
Takeda Pharmaceutical	1,300	62,675
TDK	200	13,158
Teijin	2,000	9,642
Terumo	300	15,562
THK	200	5,214
Tobu Railway	1,000	5,529
Toho	200	3,293
Toho Gas	1,000	5,139
Tohoku Electric Power	700	15,593
Tokio Marine Holdings	1,200	35,826
Tokuyama	1,000	5,248
Tokyo Electric Power	2,300	56,005
Tokyo Electron	300	19,590
Tokyo Gas	4,000	17,430
Tokyo Tatemono	1,000	4,601
Tokyu	2,000	9,081
Tokyu Land	1,000	5,139
Toppan Printing	1,000	9,105

Toray Industries	2,000	13,280
Toshiba	7,000	41,438
Tosoh	1,000	3,247
TOTO	1,000	7,152
Toyo Seikan Kaisha	300	5,628
Toyota Industries	300	9,528
Toyota Motor	4,500	186,745
Toyota Tsusho	400	7,045
Trend Micro	100	3,022
Tsumura & Co.	100	3,151
Ube Industries	2,000	6,030
UNICHARM	200	7,714
UNY	300	2,907
Ushio	200	4,060
West Japan Railway	3	11,461
Yahoo! Japan	24	9,066
Yakult Honsha	200	5,654
Yamada Denki	140	9,518
Yamaha	400	4,916
Yamaha Motor	400a	7,401
Yamato Holdings	700	10,646
Yokogawa Electric	400	3,217
		4,045,690
Luxembourg--.2%
APERAM	70a	2,885
ArcelorMittal	1,405	51,258
Millicom International Cellular, SDR	122	11,554
SES	506	12,210
Subsea 7	450	10,908
Tenaris	794	18,615
		107,430
Macau--0%
Sands China	3,600a	8,913
Wynn Macau	2,000	5,554
		14,467
Netherlands--.7%
Aegon	2,593a	19,233
Akzo Nobel	369	23,112
ASML Holding	696	29,104
Corio	58	3,788
European Aeronautic Defence and Space	727a	20,981
Fugro	121	9,764
Heineken	410	20,666
Heineken Holding	149	6,623
ING Groep	6,535a	74,579
Koninklijke Ahold	1,922	26,061
Koninklijke Boskalis Westminster	92	4,432
Koninklijke DSM	277	16,423
Koninklijke KPN	2,645	41,757
Koninklijke Philips Electronics	1,588	49,563
Koninklijke Vopak	82	3,970
QIAGEN	398a	7,345
Randstad Holding	180a	9,839
Reed Elsevier	1,224	15,962
SBM Offshore	365	8,712
STMicroelectronics	1,054	12,773
TNT	628	17,018
Unilever	2,702	80,035
Wolters Kluwer	545	12,508
		514,248
New Zealand--.0%
Auckland International Airport	2,415	4,181
Contact Energy	460a	2,187
Fletcher Building	1,409	8,419
Sky City Entertainment Group	1,940	4,918
Telecom Corporation of New Zealand	4,764	8,396
		28,101
Norway--.2%
Aker Solutions	268	4,875

DnB NOR	1,506	20,729
Norsk Hydro	1,213	9,102
Orkla	1,204	10,839
Renewable Energy	600a	1,923
SeaDrill	439	14,441
Statoil	1,835	44,541
Telenor	1,391	21,458
Yara International	337	18,968
		146,876
Portugal--.1%
Banco Comercial Portugues, Cl. R	5,445	4,382
Banco Espirito Santo	905	3,673
Brisa Auto-Estradas de Portugal	388	2,828
Cimpor-Cimentos de Portugal	565	3,799
Energias de Portugal	3,114	11,980
Galp Energia, Cl. B	218	4,456
Jeronimo Martins	521	7,886
Portugal Telecom	936	10,856
		49,860
Singapore--.5%
Ascendas Real Estate Investment Trust	3,400	5,552
CapitaLand	4,500	12,656
CapitaMall Trust	4,000	5,938
City Developments	1,000	8,875
ComfortDelgro	5,000	6,172
Cosco Singapore	3,000	5,109
DBS Group Holdings	3,500	41,070
Flextronics International	1,406a	11,234
Fraser and Neave	2,000	9,922
Genting Singapore	9,000a	14,203
Global Logistic Properties	1,150	1,869
Golden Agri-Resources	12,640	6,962
Keppel	2,000	18,281
Keppel Land	1,000	3,500
Noble Group	4,636	7,896
Olam International	1,000	2,375
Oversea-Chinese Banking	4,000	30,844
SembCorp Industries	2,000	8,063
SembCorp Marine	1,000	4,211
Singapore Airlines	866	9,986
Singapore Exchange	2,000	13,219
Singapore Press Holdings	3,000	9,305
Singapore Technologies Engineering	2,000	5,063
Singapore Telecommunications	13,000	31,484
United Overseas Bank	2,000	30,938
UOL Group	1,000	3,703
Wilmar International	3,000	12,328
		320,758
Spain--1.0%
Abertis Infraestructuras	481	9,450
Acciona	39	3,379
Acerinox	192	3,275
ACS Actividades de Construccion y Servicios	261	13,490
Amadeus IT Holding, Cl. A	202	4,243
Banco Bilbao Vizcaya Argentaria	7,020	86,303
Banco de Sabadell	1,518	7,272
Banco de Valencia	283	1,374
Banco Popular Espanol	1,624	9,779
Banco Santander	13,564	166,437
Bankinter	353	2,412
Criteria Caixacorp	1,132	7,824
EDP Renovaveis	522a	3,106
Enagas	243	5,132
Ferrovial	725	8,607
Gas Natural	419	6,934
Grifols	170	2,594
Iberdrola	6,415	55,057
Iberdrola Renovables	1,587	6,005
Inditex	354	26,786

Indra Sistemas	130	2,451
International Consolidated Airlines Group	1,166a	4,789
Mapfre	1,575	5,359
Red Electrica	170	8,687
Repsol	1,251	39,405
Telefonica	6,719	168,991
Zardoya Otis	178	2,824
		661,965
Sweden--.9%
Alfa Laval	650	13,889
Assa Abloy, Cl. B	485	13,237
Atlas Copco, Cl. A	1,102	26,529
Atlas Copco, Cl. B	708	15,459
Autoliv	142	10,905
Boliden	378	7,907
Electrolux, Ser. B	407	11,615
Getinge, Cl. B	363	8,840
Hennes & Mauritz, Cl. B	1,672	55,020
Hexagon, Cl. B	267	5,759
Holmen, Cl. B	75	2,855
Husqvarna, Cl. B	673	5,615
Investor, Cl. B	757	17,553
Kinnevik Investment, Cl. B	358	7,995
Modern Times Group, Cl. B	68	4,732
Nordea Bank	5,276	64,245
Ratos, Cl. B	167	6,282
Sandvik	1,605	31,600
Scania, Cl. B	520	11,710
Securitas, Cl. B	706	8,531
Skandinaviska Enskilda Banken, Cl. A	2,519	22,937
Skanska, Cl. B	641	13,019
SKF, Cl. B	609	17,436
SSAB, Cl. A	326	5,374
Svenska Cellulosa, Cl. B	897	15,693
Svenska Handelsbanken, Cl. A	788	26,923
Swedbank, Cl. A	1,143a	17,989
Swedish Match	411	11,869
Tele2, Cl. B	581	12,875
Telefonaktiebolaget LM Ericsson, Cl. B	4,931	60,964
TeliaSonera	3,638	30,042
Volvo, Cl. B	2,066a	35,889
		601,288
Switzerland--2.1%
ABB	3,619a	85,848
Actelion	178a	9,671
Adecco	193	12,560
Aryzta	202	8,932
Baloise Holding	91	9,404
Cie Financiere Richemont, Cl. A	848	46,342
Credit Suisse Group	1,850	83,104
GAM Holding	436a	7,842
Geberit	60	12,720
Givaudan	12	11,941
Holcim	398	27,997
Julius Baer Group	371	16,867
Kuehne & Nagel International	100	12,994
Lindt & Spruengli-PC	1	2,617
Logitech International	367a	6,909
Lonza Group	82	6,488
Nestle	5,666	307,827
Novartis	3,450	192,942
Pargesa Holding-BR	64	5,667
Roche Holding	1,158	176,969
Schindler Holding-PC	85	9,534
SGS	9	14,712
Sika-BR	2	4,408
Sonova Holding	71	8,954
Straumann Holding	19	4,673
Swatch Group	75	5,428

Swatch Group-BR	52	20,952
Swiss Life Holding	58a	9,302
Swiss Reinsurance	559	32,095
Swisscom	42	18,617
Syngenta	162	52,428
Synthes	96	12,730
Transocean	483a	38,243
UBS	5,853a	105,456
Zurich Financial Services	241	66,146
		1,449,319
United Kingdom--5.8%
3i Group	1,736	8,620
Admiral Group	331	8,711
Aggreko	348	7,999
AMEC	595	11,436
Anglo American	2,155	105,710
Antofagasta	731	16,462
ARM Holdings	1,789	14,786
Associated British Foods	591	10,053
AstraZeneca	2,379	115,479
Autonomy	380a	9,106
Aviva	4,422	31,363
Babcock International Group	490	4,529
BAE Systems	5,983	32,775
Balfour Beatty	1,187	6,379
Barclays	18,711	88,037
BG Group	5,525	123,983
BHP Billiton	3,621	138,038
BP	31,185	242,184
British American Tobacco	3,302	121,910
British Land	1,615	13,413
British Sky Broadcasting Group	2,036	24,622
BT Group	12,747	35,833
Bunzl	499	6,078
Burberry Group	776	13,349
Cable & Wireless Worldwide	5,272	5,974
Cairn Energy	2,223a	14,752
Capita Group	963	10,473
Capital Shopping Centres Group	773	4,551
Carnival	288	13,147
Centrica	8,718	44,671
Cobham	2,046	6,882
Compass Group	2,944	26,195
Diageo	4,135	79,611
Essar Energy	227	1,889
Eurasian Natural Resources	384	6,194
Experian	1,561	19,377
Firstgroup	674	4,039
Fresnillo	246	5,107
G4S	2,575	11,078
GlaxoSmithKline	8,536	154,294
Hammerson	1,232	8,470
Home Retail Group	1,661	5,744
HSBC Holdings	29,232	318,672
ICAP	931	8,000
Imperial Tobacco Group	1,679	47,978
Inmarsat	794	8,654
Intercontinental Hotels Group	460	9,689
International Power	2,339	15,840
Intertek Group	233	6,483
Invensys	1,440	7,754
Investec	662	5,076
ITV	5,158a	6,419
J Sainsbury	1,741	10,639
Johnson Matthey	385	11,871
Kazakhmys	315	7,599
Kingfisher	3,680	14,854
Land Securities Group	1,172	12,662
Legal & General Group	9,111	16,199

Lloyds Banking Group	65,850a	66,639
London Stock Exchange Group	302	4,092
Lonmin	237	6,279
Man Group	2,633	12,408
Marks & Spencer Group	2,386	13,625
National Grid	5,569	49,284
Next	320	10,133
Old Mutual	8,474	17,048
Pearson	1,338	21,946
Petrofac	403	10,109
Prudential	4,279	46,332
Randgold Resources	137	10,379
Reckitt Benckiser Group	992	53,944
Reed Elsevier	1,977	17,496
Resolution	2,757	11,543
Rexam	1,726	9,441
Rio Tinto	2,409	165,148
Rolls-Royce Group	2,955a	30,197
Royal Bank of Scotland Group	28,023a	18,708
Royal Dutch Shell, Cl. A	5,834	205,440
Royal Dutch Shell, Cl. B	4,428	153,979
RSA Insurance Group	6,348	13,818
SABMiller	1,563	50,596
Sage Group	2,356	11,136
Schroders	205	5,920
Scottish & Southern Energy	1,469	27,271
Segro	1,292	6,173
Serco Group	873	7,705
Severn Trent	444	9,729
Shire	867	22,872
Smith & Nephew	1,429	15,885
Smiths Group	590	12,852
Standard Chartered	3,903	101,839
Standard Life	4,201	15,429
Tesco	12,994	83,814
Thomas Cook Group	1,084	3,309
Tui Travel	1,371	5,556
Tullow Oil	1,447	30,779
Unilever	2,124	61,782
United Utilities Group	1,206	10,499
Vedanta Resources	192	6,987
Virgin Media	563	14,165
Vodafone Group	86,597	243,221
Weir Group	252	6,394
Whitbread	332	9,226
Willis Group Holdings	338	12,702
WM Morrison Supermarkets	3,454	14,744
Wolseley	426a	14,855
WPP	2,060	25,489
Xstrata	3,315	73,540
		3,974,149
United States--29.4%
3M	1,103	96,976
Abbott Laboratories	2,527	114,119
Abercrombie & Fitch, Cl. A	160	8,066
Accenture, Cl. A	1,024	52,705
ACE	525	32,334
Activision Blizzard	1,022	11,538
Adobe Systems	917a	30,307
Advance Auto Parts	156	9,974
Advanced Micro Devices	1,129a	8,840
AES	1,220a	15,128
Aetna	635	20,917
Aflac	746	42,954
AGCO	156a	7,909
Agilent Technologies	607a	25,391
Air Products & Chemicals	331	28,879
Airgas	137	8,586
Akamai Technologies	324a	15,655

Alcoa	1,746	28,931
Alexion Pharmaceuticals	145a	12,154
Allegheny Energy	325	8,378
Allegheny Technologies	153	9,974
Allergan	533	37,635
Alliance Data Systems	107a	7,569
Alliant Energy	201	7,469
Allstate	916	28,524
Alpha Natural Resources	230a	12,358
Altera	522	19,611
Altria Group	3,378	79,417
Amazon.com	584a	99,070
AMB Property	252c	8,454
Ameren	406	11,518
American Eagle Outfitters	315	4,555
American Electric Power	742	26,474
American Express	1,767	76,652
American International Group	244a	9,845
American Tower, Cl. A	627a	31,889
American Water Works	288	7,344
Ameriprise Financial	392	24,167
AmerisourceBergen	526	18,862
AMETEK	264	10,766
Amgen	1,561a	85,980
Amphenol, Cl. A	312	17,266
Anadarko Petroleum	816	62,897
Analog Devices	532	20,657
Annaly Capital Management	1,073c	19,131
AON	477	21,818
Apache	618	73,764
Apollo Group, Cl. A	252a	10,400
Apple	1,515a	514,070
Applied Materials	2,100	32,949
Arch Capital Group	86a	7,589
Arch Coal	283	9,693
Archer-Daniels-Midland	1,128	36,852
Arrow Electronics	221a	8,354
Assurant	223	8,748
AT&T	9,771	268,898
Autodesk	395a	16,068
Automatic Data Processing	776	37,170
AutoZone	52a	13,183
Avago Technologies	148	4,249
AvalonBay Communities	137c	15,882
Avery Dennison	191	8,039
Avnet	304a	10,828
Avon Products	784	22,195
Axis Capital Holdings	202	7,187
Baker Hughes	681	46,655
Ball	146	10,385
Bank of America	16,603	227,959
Baxter International	931	45,144
BB&T	1,211	33,472
Beckman Coulter	138	9,937
Becton Dickinson & Co.	413	34,258
Bed Bath & Beyond	483a	23,184
Berkshire Hathaway, Cl. B	1,397a	114,204
Best Buy	636	21,624
Biogen Idec	371a	24,289
BlackRock	154	30,495
BMC Software	334a	15,932
Boeing	1,126	78,234
BorgWarner	191a	12,873
Boston Properties	255c	24,064
Boston Scientific	2,691a	18,783
Bristol-Myers Squibb	2,827	71,183
Broadcom, Cl. A	698	31,473
Brown-Forman, Cl. B	160	10,616
Bucyrus International	127	11,526

Bunge	255	17,358
C.H. Robinson Worldwide	249	19,195
C.R. Bard	164	15,473
CA	762	18,136
Cablevision Systems (NY Group), Cl. A	423	14,318
Cabot Oil & Gas	209	8,700
Calpine	686a	9,789
Cameron International	363a	19,348
Campbell Soup	378	12,905
Capital One Financial	802	38,624
Cardinal Health	534	22,166
CareFusion	363a	9,340
Carmax	367a	11,982
Carnival	786	35,142
Caterpillar	1,025	99,435
CB Richard Ellis Group, Cl. A	456a	10,119
CBS, Cl. B	1,125	22,309
Celanese, Ser. A	289	11,990
Celgene	807a	41,584
CenterPoint Energy	708	11,434
CenturyLink	553	23,911
Cephalon	140a	8,271
Cerner	119a	11,763
CF Industries Holdings	121	16,340
Charles Schwab	1,606	28,988
Chesapeake Energy	1,132	33,428
Chevron	3,328	315,927
Chipotle Mexican Grill	50a	10,946
Chubb	487	28,212
Church & Dwight	132	9,083
CIGNA	503	21,136
Cimarex Energy	155	16,140
Cincinnati Financial	311	9,964
Cintas	277	7,773
Cisco Systems	9,410a	199,022
CIT Group	324a	15,451
Citigroup	48,065a	231,673
Citrix Systems	333a	21,039
Cliffs Natural Resources	201	17,177
Clorox	267	16,792
CME Group	119	36,718
Coach	456	24,665
Coca-Cola	3,429	215,513
Coca-Cola Enterprises	565	14,215
Cognizant Technology Solutions, Cl. A	529a	38,591
Colgate-Palmolive	784	60,188
Comcast, Cl. A	3,353	76,281
Comcast, Cl. A (Special)	1,118	23,970
Comerica	306	11,689
Computer Sciences	290	15,454
ConAgra Foods	823	18,378
Concho Resources	141a	13,571
ConocoPhillips	2,317	165,573
Consol Energy	385	19,135
Consolidated Edison	493	24,606
Constellation Brands, Cl. A	362a	6,958
Constellation Energy Group	338	10,901
Cooper Industries	304	18,623
Corning	2,485	55,192
Costco Wholesale	701	50,360
Covance	119a	6,709
Coventry Health Care	297a	8,901
Covidien	879	41,726
Cree	170a	8,583
Crown Castle International	433a	18,260
Crown Holdings	306a	10,208
CSX	601	42,430
Cummins	295	31,235
CVS Caremark	2,202	75,308

D.R. Horton	490	6,071
Danaher	964	44,402
Darden Restaurants	263	12,390
DaVita	177a	13,071
Deere & Co.	683	62,085
Dell	2,752a	36,216
Delta Air Lines	279a	3,256
Denbury Resources	597a	12,149
Dentsply International	229	8,125
Devon Energy	666	59,068
DeVry	129	6,722
Diamond Offshore Drilling	124	8,892
DIRECTV, Cl. A	1,398a	59,261
Discover Financial Services	836	17,213
Discovery Communications, Cl. A	270a	10,530
Discovery Communications, Cl. C	282a	9,577
DISH Network, Cl. A	340a	7,177
Dolby Laboratories, Cl. A	89a	5,313
Dollar General	109a	3,031
Dollar Tree	172a	8,700
Dominion Resources	932	40,579
Dover	340	21,794
Dow Chemical	1,912	67,838
Dr. Pepper Snapple Group	462	16,369
DTE Energy	299	13,832
Duke Energy	2,296	41,052
Duke Realty	396c	5,425
Dun & Bradstreet	102	8,665
E.I. du Pont de Nemours & Co.	1,498	75,919
Eastman Chemical	118	10,957
Eaton	282	30,445
Eaton Vance	238	7,211
eBay	2,045a	62,086
Ecolab	424	21,069
Edison International	552	20,027
Edwards Lifesciences	214a	18,038
El Paso	1,278	20,295
Electronic Arts	563a	8,777
Eli Lilly & Co.	1,711	59,491
EMC	3,328a	82,834
Emerson Electric	1,244	73,247
Energen	116	6,484
Energizer Holdings	129a	9,383
Entergy	339	24,466
EOG Resources	400	42,556
EQT	254	12,240
Equifax	253	9,037
Equity Residential	504c	27,312
Estee Lauder, Cl. A	194	15,617
Everest Re Group	102	8,596
Exelon	1,049	44,593
Expedia	324	8,152
Expeditors International of Washington	386	19,559
Express Scripts	822a	46,303
Exxon Mobil	8,447	681,504
F5 Networks	137a	14,848
Family Dollar Stores	252	10,705
Fastenal	250	14,515
Federal Realty Investment Trust	119c	9,571
FedEx	473	42,721
Fidelity National Financial, Cl. A	408	5,488
Fidelity National Information Services	485	14,759
Fifth Third Bancorp	1,393	20,714
First Solar	95a	14,685
FirstEnergy	560	21,907
Fiserv	217a	13,404
FLIR Systems	304a	9,436
Flowserve	97	12,124
Fluor	309	21,380

FMC	130	9,888
FMC Technologies	176a	16,544
Ford Motor	4,922a	78,506
Forest Laboratories	410a	13,227
Fortune Brands	258	15,913
Foster Wheeler	254a	9,350
Franklin Resources	281	33,903
Freeport-McMoRan Copper & Gold	762	82,868
Frontier Communications	1,670	15,314
GameStop, Cl. A	315a	6,637
Gap	657	12,660
Garmin	202	6,228
General Dynamics	508	38,303
General Electric	17,707	356,619
General Growth Properties	469a	6,943
General Mills	1,012	35,197
General Motors	900	32,841
Genuine Parts	272	14,076
Genworth Financial, Cl. A	798a	10,829
Genzyme	395a	28,973
Gilead Sciences	1,343a	51,544
Goldman Sachs Group	805	131,714
Goodrich	226	20,480
Goodyear Tire & Rubber	433a	5,144
Google, Cl. A	407a	244,347
H & R Block	635	7,950
H.J. Heinz	566	26,885
Halliburton	1,465	65,925
Hansen Natural	131a	7,420
Harley-Davidson	396	15,701
Harris	226	10,518
Hartford Financial Services Group	694	19,279
Hasbro	240	10,582
HCP	509c	18,879
Health Care REIT	231c	11,337
Helmerich & Payne	172	10,102
Henry Schein	182a	11,950
Hershey	270	12,606
Hess	515	43,322
Hewlett-Packard	3,845	175,678
Hologic	515a	10,259
Home Depot	2,742	100,823
Honeywell International	1,207	67,604
Hormel Foods	137	6,768
Hospira	294a	16,238
Host Hotels & Resorts	1,122c	20,768
Hudson City Bancorp	833	9,146
Human Genome Sciences	315a	7,642
Humana	310a	17,971
IHS, Cl. A	90a	7,376
Illinois Tool Works	748	40,011
Illumina	205a	14,215
Ingersoll-Rand	558	26,337
Integrys Energy Group	130	6,187
Intel	9,173	196,853
IntercontinentalExchange	123a	14,820
International Business Machines	2,089	338,418
International Flavors & Fragrances	127	7,245
International Game Technology	508	8,722
International Paper	734	21,198
Interpublic Group of Cos.	828a	8,851
Intuit	454a	21,306
Intuitive Surgical	69a	22,281
Invesco	755	18,678
Iron Mountain	299	7,293
ITT	319	18,795
J.C. Penney	357	11,449
J.M. Smucker	216	13,427
Jacobs Engineering Group	213a	10,942

JB Hunt Transport Services	158	6,478
Jefferies Group	165	4,127
Johnson & Johnson	4,557	272,372
Johnson Controls	1,177	45,185
Joy Global	176	15,344
JPMorgan Chase & Co.	6,574	295,436
Juniper Networks	807a	29,956
KBR	301	9,662
Kellogg	476	23,943
KeyCorp	1,511	13,448
Kimberly-Clark	648	41,945
Kimco Realty	726c	13,133
Kinder Morgan Management	153a	9,779
KLA-Tencor	293	12,915
Kohl's	447a	22,699
Kraft Foods, Cl. A	2,835	86,666
Kroger	1,108	23,711
L-3 Communications Holdings	215	16,824
Laboratory Corp. of America Holdings	180a	16,184
Lam Research	166a	8,282
Las Vegas Sands	584a	27,150
Legg Mason	319	10,568
Leggett & Platt	272	6,128
Lender Processing Services	182	5,777
Leucadia National	341	11,089
Liberty Global, Cl. A	247a	10,018
Liberty Global, Ser. C	203a	7,769
Liberty Media-Interactive, Cl. A	1,084a	17,171
Liberty Property Trust	187c	6,502
Life Technologies	323a	17,536
Limited Brands	515	15,059
Lincoln National	551	15,891
Linear Technology	380	13,220
Lockheed Martin	487	38,765
Loews	505	20,225
Lorillard	225	16,929
Lowe's	2,266	56,197
LSI	1,233a	7,632
Lubrizol	130	13,970
M & T Bank	135	11,673
Macerich	218c	10,608
Macy's	731	16,923
Manpower	158	10,202
Marathon Oil	1,129	51,595
Marriott International, Cl. A	497	19,627
Marsh & McLennan	943	26,291
Marshall & Ilsley	712	4,977
Martin Marietta Materials	71	5,929
Marvell Technology Group	960a	18,249
Masco	590	7,859
MasterCard, Cl. A	185	43,754
Mattel	655	15,510
Maxim Integrated Products	527	13,607
McAfee	269a	12,885
McCormick & Co.	225	9,945
McDonald's	1,745	128,554
McGraw-Hill	562	21,907
McKesson	408	30,669
MDU Resources Group	351	7,452
Mead Johnson Nutrition	307	17,797
MeadWestvaco	345	9,877
Medco Health Solutions	690a	42,104
Medtronic	1,789	68,554
MEMC Electronic Materials	445a	4,935
Merck & Co.	5,060	167,840
MetLife	1,540	70,486
Metropcs Communications	331a	4,280
MGM Resorts International	436a	6,466
Microchip Technology	368	13,421

Micron Technology	1,509a	15,905
Microsoft	12,906	357,819
Mohawk Industries	104a	5,777
Molson Coors Brewing, Cl. B	276	12,936
Monsanto	874	64,134
Moody's	358	10,514
Morgan Stanley	2,089	61,417
Mosaic	287	23,258
Motorola Mobility Holdings	506a	14,102
Motorola Solutions	578a	22,409
Murphy Oil	334	22,144
Mylan	530a	12,275
Nabors Industries	516a	12,590
Nasdaq OMX Group	219a	5,361
National Oilwell Varco	664	49,070
National Semiconductor	419	6,352
NetApp	621a	33,987
Netflix	75a	16,056
New York Community Bancorp	658	12,055
Newell Rubbermaid	529	10,183
Newfield Exploration	231a	16,902
Newmont Mining	780	42,955
News, Cl. A	2,895	43,483
News, Cl. B	788	13,065
NextEra Energy	621	33,199
NII Holdings	289a	12,132
NIKE, Cl. B	595	49,076
NiSource	516	9,608
Noble	481a	18,398
Noble Energy	311	28,332
Nordstrom	305	12,560
Norfolk Southern	579	35,429
Northeast Utilities	332	10,929
Northern Trust	406	21,104
Northrop Grumman	435	30,146
NRG Energy	457a	9,483
NSTAR	202	8,763
Nuance Communications	393a	7,990
Nucor	564	25,893
NVIDIA	1,009a	24,135
NYSE Euronext	455	14,474
O'Reilly Automotive	237a	13,469
Occidental Petroleum	1,330	128,584
Old Republic International	426	5,210
Omnicare	202	5,236
Omnicom Group	456	20,465
ONEOK	201	11,837
Oracle	6,632	212,423
Owens-Illinois	292a	8,611
Paccar	509	28,753
Pall	237	13,132
Parker Hannifin	244	21,816
PartnerRe	125	10,235
Patterson	139	4,595
Paychex	563	18,016
Peabody Energy	479	30,378
Pentair	186	6,728
People's United Financial	715	9,231
Pepco Holdings	419	7,781
PepsiCo	2,620	168,492
Perrigo	134	9,747
PetroHawk Energy	577a	11,569
PetSmart	229	9,215
Pfizer	13,282	241,998
PG&E	665	30,776
Pharmaceutical Product Development	185	5,391
Philip Morris International	3,017	172,693
Pinnacle West Capital	192	7,816
Pioneer Natural Resources	200	19,032

Pitney Bowes	342	8,304
Plains Exploration & Production	227a	8,036
Plum Creek Timber	278c	11,640
PNC Financial Services Group	848	50,880
Polo Ralph Lauren	107	11,468
PPG Industries	249	20,986
PPL	815	21,019
Praxair	485	45,124
Precision Castparts	222	31,744
Priceline.com	83a	35,567
Pride International	284a	9,230
Principal Financial Group	567	18,581
Procter & Gamble	4,698	296,585
Progress Energy	499	22,415
Progressive	1,145	22,682
ProLogis	906c	13,518
Prudential Financial	737	45,333
Public Service Enterprise Group	908	29,446
Public Storage	252c	27,463
Pulte Group	591a	4,663
QEP Resources	318	12,924
QUALCOMM	2,634	142,578
Quanta Services	378	8,970
Quest Diagnostics	291	16,572
Qwest Communications International	2,754	19,636
R.R. Donnelley & Sons	415	7,354
Ralcorp Holdings	107a	6,548
Range Resources	286	14,263
Rayonier	146c	8,645
Raytheon	584	29,194
Red Hat	323a	13,346
Regency Centers	138c	5,949
Regions Financial	2,243	15,925
RenaissanceRe Holdings	95	6,234
Republic Services	678	20,910
Reynolds American	644	20,486
Robert Half International	274	8,593
Rockwell Automation	252	20,415
Rockwell Collins	288	18,472
Roper Industries	183	14,217
Ross Stores	216	14,083
Rowan	178a	6,102
Royal Caribbean Cruises	221a	9,923
Safeway	725	15,000
SAIC	706a	11,698
Salesforce.com	203a	26,215
SanDisk	405a	18,375
Sara Lee	940	15,952
SBA Communications, Cl. A	191a	7,793
SCANA	233	9,849
Schlumberger	2,252	200,405
Scripps Networks Interactive, Cl. A	179	8,324
Seagate Technology	914a	12,796
Sealed Air	291	7,767
Sears Holdings	80a	6,030
SEI Investments	221	5,116
Sempra Energy	418	21,765
Sherwin-Williams	175	14,828
Sigma-Aldrich	208	13,239
Simon Property Group	464c	47,073
SLM	821a	11,831
Southern	1,332	50,110
Southwest Airlines	263	3,117
Southwestern Energy	619a	24,451
Spectra Energy	1,160	30,427
Sprint Nextel	5,370a	24,272
SPX	89	6,976
St. Jude Medical	599a	24,260
Stanley Black & Decker	269	19,551

Staples	1,265	28,222
Starbucks	1,165	36,732
Starwood Hotels & Resorts Worldwide	322c	18,988
State Street	873	40,787
Stericycle	162a	12,715
Stryker	459	26,420
Sunoco	198	8,405
SunTrust Banks	895	27,235
Symantec	1,202a	21,167
Synopsys	266a	7,217
SYSCO	1,038	30,247
T. Rowe Price Group	404	26,632
Target	1,132	62,068
TD Ameritrade Holding	489	9,985
Telephone & Data Systems	80	2,860
Teradata	281a	12,080
Texas Instruments	1,973	66,904
Textron	542	14,249
Thermo Fisher Scientific	718a	41,120
Tiffany & Co.	212	12,324
Time Warner	1,815	57,082
Time Warner Cable	559	37,917
TJX	634	30,045
Toll Brothers	239a	4,837
Torchmark	166	10,342
Total System Services	300	5,223
Transatlantic Holdings	93	4,785
Travelers	745	41,914
TRW Automotive Holdings	147a	8,770
Tyco Electronics	807	29,237
Tyco International	803	35,998
Tyson Foods, Cl. A	547	8,998
U.S. Bancorp	3,124	84,348
Ultra Petroleum	276a	13,173
Union Pacific	806	76,272
United Continential Holdings	87a	2,210
United Parcel Service, Cl. B	1,178	84,368
United States Steel	255	14,706
United Technologies	1,443	117,316
UnitedHealth Group	1,860	76,353
Unum Group	602	15,014
Urban Outfitters	254a	8,590
URS	153a	6,801
Valero Energy	855	21,683
Validus Holdings	173	5,259
Varian Medical Systems	215a	14,528
Ventas	285c	15,806
VeriSign	349	11,744
Verisk Analytics, Cl. A	161a	5,447
Verizon Communications	4,647	165,526
Vertex Pharmaceuticals	331a	12,873
VF	157	12,987
Viacom, Cl. B	878	36,481
Visa, Cl. A	798	55,740
VMware, Cl. A	115a	9,835
Vornado Realty Trust	296c	26,075
Vulcan Materials	217	9,236
W.R. Berkley	221	6,243
W.W. Grainger	111	14,593
Wal-Mart Stores	3,364	188,619
Walgreen	1,607	64,987
Walt Disney	2,975	115,638
Warner Chilcott, Cl. A	230	5,517
Washington Post, Cl. B	10	4,284
Waste Management	699	26,471
Waters	161a	12,299
Watson Pharmaceuticals	213a	11,613
Weatherford International	1,332a	31,595
WellPoint	631a	39,198

	Wells Fargo & Co.	8,226	266,687
	Western Digital	414a	14,084
	Western Union	991	20,097
	Weyerhaeuser	800c	18,544
	Whirlpool	129	11,030
	White Mountains Insurance Group	14	4,760
	Whole Foods Market	283	14,634
	Williams	1,045	28,205
	Windstream	881	11,286
	Wisconsin Energy	200	12,058
	Wynn Resorts	130	15,123
	Xcel Energy	840	19,799
	Xerox	2,395	25,435
	Xilinx	501	16,132
	XL Group	594	13,614
	Yahoo!	2,002a	32,272
	Yum! Brands	822	38,437
	Zimmer Holdings	297a	17,571
			20,284,672
	Total Common Stocks
	(cost $42,606,244)		40,998,602

	Preferred Stocks--.1%
	Germany
	Bayerische Motoren Werke	37	1,933
	Henkel & Co.	327	19,968
	Porsche Automobil Holding	161	14,974
	ProSieben Sat.1 Media	139	4,275
	RWE	68	4,710
	Volkswagen	264	42,710
	Total Preferred Stocks
	(cost $48,932)		88,570

		Number of
	Warrants--.0%	Warrants	Value ($)
	United States
	American International Group (1/19/21)
	(cost $872)	55[a]	803

		Face Amount
		Covered by
	Options Purchased--1.3%	Contracts ($)	Value ($)
	Call Options;
	U.S. Treasury 10 Year Notes,
	March 2011 @ $114
	(cost $1,375,429)	13,000,000[a]	885,625

		Principal
Short	-Term Investments--19.2%	Amount ($)	Value ($)
	U.S. Treasury Bills:
	0.12%, 2/10/11	2,260,000	2,259,930
	0.13%, 3/3/11	2,500,000	2,499,715
	0.13%, 3/31/11	1,270,000	1,269,735
	0.14%, 3/24/11	2,335,000d	2,334,531
	0.15%, 4/14/11	3,350,000	3,349,096
	0.15%, 4/21/11	1,500,000	1,499,556
	Total Short-Term Investments
	(cost $13,212,440)		13,212,563

	Other Investment--19.0%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $13,065,000)	13,065,000[e]	13,065,000

	Total Investments (cost $70,308,917)	99.1%	68,251,163
	Cash and Receivables (Net)	.9%	623,842
	Net Assets	100.0%	68,875,005

	BR - Bearer Certificate

CDI - Chess Depository Interest
PC - Participation Certificate
PPS - Price Protected Shares
REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities
a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2011, the value of this security amounted to $4 or less than .01% of net assets.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $70,308,917.

Net unrealized depreciation on investments was $2,057,754 of which $5,800,572 related to appreciated investment securities and $7,858,326 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES

January 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
Amsterdam Exchanges Index	32	3,156,610	February 2011	17,966
Australian 10 Year Bond	48	4,956,603	March 2011	58,886
CAC 40 10 Euro	12	659,071	February 2011	611
DAX	1	243,217	March 2011	3,537
Euro-Bond	48	8,143,133	March 2011	(29,641)
FTSE 100	96	8,969,247	March 2011	6,235
FTSE/MIB Index	6	907,951	March 2011	67,692
Japanese 10 Year Mini Bond	47	8,031,247	March 2011	(19,941)
S & P 500 E-mini	7	448,840	March 2011	(1,798)
S&P ASX 200 Index	4	471,182	March 2011	(4,127)
TOPIX	22	2,440,864	March 2011	23,395
U.S. Treasury 10 Year Notes	71	8,576,578	March 2011	59,854
Financial Futures Short
Canadian 10 Year Bond	36	(4,364,269)	March 2011	4,049
Hang Seng	32	(4,796,665)	February 2011	74,992
Japanese 10 Year Bond	10	(17,090,199)	March 2011	(83,473)
Long Gilt	53	(9,960,421)	March 2011	110,595
S & P/Toronto Stock Exchange 60 Index	22	(3,421,025)	March 2011	(81,618)

Gross Unrealized Appreciation				427,812
Gross Unrealized Depreciation				(220,598)

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 3/16/2011	1,507,353	1,471,659	1,494,083	22,424
Australian Dollar,
Expiring 3/16/2011	5,575,272	5,407,735	5,526,190	118,455
Australian Dollar,
Expiring 3/16/2011	94,500	93,324	93,668	344
Australian Dollar,
Expiring 3/16/2011	132,300	130,448	131,135	687
Australian Dollar,
Expiring 3/16/2011	75,600	74,719	74,934	215
Australian Dollar,
Expiring 3/16/2011	75,600	74,772	74,934	162
Australian Dollar,
Expiring 3/16/2011	153,780	150,494	152,426	1,932
Australian Dollar,
Expiring 3/16/2011	56,471	55,056	55,974	918
Australian Dollar,
Expiring 3/16/2011	64,230	62,992	63,665	673
Australian Dollar,
Expiring 3/16/2011	104,519	102,469	103,599	1,130
Australian Dollar,
Expiring 3/16/2011	171,250	169,690	169,742	52
Australian Dollar,
Expiring 3/16/2011	239,750	237,566	237,639	73
Australian Dollar,
Expiring 3/16/2011	274,000	271,797	271,587	(210)
Australian Dollar,
Expiring 3/16/2011	51,359	50,773	50,907	134
Australian Dollar,
Expiring 3/16/2011	213,759	211,202	211,877	675
Australian Dollar,
Expiring 3/16/2011	40,600	40,129	40,243	114
Australian Dollar,
Expiring 3/16/2011	100,282	98,755	99,399	644
Australian Dollar,
Expiring 3/16/2011	50,732	50,037	50,285	248
Australian Dollar,
Expiring 3/16/2011	39,045	38,533	38,701	168
Australian Dollar,
Expiring 3/16/2011	72,393	71,448	71,755	307
Australian Dollar,
Expiring 3/16/2011	34,830	34,377	34,523	146
British Pound,
Expiring 3/16/2011	27,000	42,403	43,235	832
British Pound,
Expiring 3/16/2011	33,750	53,203	54,044	841
British Pound,
Expiring 3/16/2011	47,250	74,499	75,662	1,163
British Pound,
Expiring 3/16/2011	27,000	42,385	43,236	851
British Pound,
Expiring 3/16/2011	365,175	569,285	584,762	15,477
British Pound,
Expiring 3/16/2011	152,527	238,307	244,245	5,938
British Pound,
Expiring 3/16/2011	248,198	387,352	397,445	10,093
British Pound,
Expiring 3/16/2011	134,100	208,354	214,737	6,383
British Pound,
Expiring 3/16/2011	1,242,000	1,924,934	1,988,840	63,906
British Pound,
Expiring 3/16/2011	653,200	1,005,744	1,045,983	40,239
British Pound,
Expiring 3/16/2011	192,657	296,214	308,506	12,292
British Pound,
Expiring 3/16/2011	210,539	323,599	337,140	13,541
British Pound,
Expiring 3/16/2011	341,564	523,368	546,953	23,585
British Pound,

Expiring 3/16/2011	1,003,000	1,554,836	1,606,124	51,288
British Pound,
Expiring 3/16/2011	215,600	336,563	345,244	8,681
British Pound,
Expiring 3/16/2011	646,800	1,009,463	1,035,734	26,271
British Pound,
Expiring 3/16/2011	215,600	335,881	345,245	9,364
British Pound,
Expiring 3/16/2011	787,150	1,217,300	1,260,479	43,179
British Pound,
Expiring 3/16/2011	562,250	869,500	900,342	30,842
British Pound,
Expiring 3/16/2011	899,600	1,394,549	1,440,548	45,999
British Pound,
Expiring 3/16/2011	310,610	483,410	497,386	13,976
British Pound,
Expiring 3/16/2011	1,146,350	1,783,220	1,835,674	52,454
British Pound,
Expiring 3/16/2011	176,320	274,048	282,345	8,297
British Pound,
Expiring 3/16/2011	222,720	346,227	356,646	10,419
British Pound,
Expiring 3/16/2011	340,343	529,691	544,998	15,307
British Pound,
Expiring 3/16/2011	506,287	787,853	810,727	22,874
British Pound,
Expiring 3/16/2011	102,120	159,089	163,527	4,438
British Pound,
Expiring 3/16/2011	517,500	806,342	828,683	22,341
British Pound,
Expiring 3/16/2011	258,750	402,623	414,342	11,719
British Pound,
Expiring 3/16/2011	270,472	424,023	433,112	9,089
British Pound,
Expiring 3/16/2011	890,688	1,400,362	1,426,277	25,915
British Pound,
Expiring 3/16/2011	127,600	201,142	204,328	3,186
British Pound,
Expiring 3/16/2011	306,240	483,109	490,388	7,279
British Pound,
Expiring 3/16/2011	246,402	389,726	394,568	4,842
British Pound,
Expiring 3/16/2011	115,596	182,672	185,106	2,434
British Pound,
Expiring 3/16/2011	59,202	93,613	94,801	1,188
British Pound,
Expiring 3/16/2011	46,800	73,970	74,942	972
Canadian Dollar,
Expiring 3/16/2011	3,164,837	3,122,160	3,157,787	35,627
Canadian Dollar,
Expiring 3/16/2011	3,164,837	3,123,914	3,157,787	33,873
Canadian Dollar,
Expiring 3/16/2011	167,000	164,753	166,628	1,875
Canadian Dollar,
Expiring 3/16/2011	233,800	230,923	233,279	2,356
Canadian Dollar,
Expiring 3/16/2011	133,600	131,661	133,303	1,642
Canadian Dollar,
Expiring 3/16/2011	133,600	131,752	133,302	1,550
Canadian Dollar,
Expiring 3/16/2011	91,000	90,263	90,797	534
Canadian Dollar,
Expiring 3/16/2011	91,000	90,254	90,797	543
Canadian Dollar,
Expiring 3/16/2011	159,250	157,412	158,895	1,483
Canadian Dollar,
Expiring 3/16/2011	113,750	112,773	113,496	723
Canadian Dollar,
Expiring 3/16/2011	22,337	22,270	22,287	17
Canadian Dollar,
Expiring 3/16/2011	13,728	13,684	13,697	13
Canadian Dollar,
Expiring 3/16/2011	32,866	32,709	32,793	84
Canadian Dollar,
Expiring 3/16/2011	12,069	11,997	12,042	45
Canadian Dollar,

Expiring 3/16/2011	872,000	854,743	870,058	15,315
Canadian Dollar,
Expiring 3/16/2011	54,240	54,614	54,119	(495)
Canadian Dollar,
Expiring 3/16/2011	279,176	280,802	278,554	(2,248)
Canadian Dollar,
Expiring 3/16/2011	42,940	43,099	42,844	(255)
Canadian Dollar,
Expiring 3/16/2011	75,644	76,167	75,475	(692)
Euro,
Expiring 3/16/2011	355,876	471,657	486,981	15,324
Euro,
Expiring 3/16/2011	73,000	95,995	99,893	3,898
Euro,
Expiring 3/16/2011	304,359	393,728	416,485	22,757
Euro,
Expiring 3/16/2011	204,600	264,850	279,974	15,124
Euro,
Expiring 3/16/2011	61,391	79,499	84,007	4,508
Euro,
Expiring 3/16/2011	311,100	402,619	425,709	23,090
Euro,
Expiring 3/16/2011	155,550	201,109	212,855	11,746
Euro,
Expiring 3/16/2011	497,849	663,578	681,256	17,678
Euro,
Expiring 3/16/2011	314,860	420,520	430,854	10,334
Euro,
Expiring 3/16/2011	768,767	1,025,954	1,051,980	26,026
Euro,
Expiring 3/16/2011	982,524	1,312,391	1,344,486	32,095
Euro,
Expiring 3/16/2011	577,239	786,233	789,894	3,661
Euro,
Expiring 3/16/2011	233,700	319,363	319,795	432
Euro,
Expiring 3/16/2011	1,230,430	1,680,660	1,683,720	3,060
Euro,
Expiring 3/16/2011	295,631	403,493	404,541	1,048
Euro,
Expiring 3/16/2011	495,735	680,310	678,364	(1,946)
Euro,
Expiring 3/16/2011	707,390	970,601	967,992	(2,609)
Euro,
Expiring 3/16/2011	340,340	467,215	465,721	(1,494)
Euro,
Expiring 3/16/2011	381,535	522,848	522,092	(756)
Japanese Yen,
Expiring 3/16/2011	68,768,400	821,115	838,077	16,962
Japanese Yen,
Expiring 3/16/2011	160,063,821	1,906,382	1,950,690	44,308
Japanese Yen,
Expiring 3/16/2011	160,063,820	1,906,611	1,950,690	44,079
Japanese Yen,
Expiring 3/16/2011	12,135,600	144,962	147,896	2,934
Japanese Yen,
Expiring 3/16/2011	8,391,978	99,723	102,273	2,550
Japanese Yen,
Expiring 3/16/2011	22,852,652	272,223	278,504	6,281
Japanese Yen,
Expiring 3/16/2011	9,545,093	113,825	116,326	2,501
Japanese Yen,
Expiring 3/16/2011	15,532,277	185,080	189,291	4,211
Japanese Yen,
Expiring 3/16/2011	14,202,000	170,619	173,079	2,460
Japanese Yen,
Expiring 3/16/2011	22,723,200	273,168	276,927	3,759
Japanese Yen,
Expiring 3/16/2011	19,882,800	238,867	242,311	3,444
Japanese Yen,
Expiring 3/16/2011	258,262	3,110	3,147	37
Japanese Yen,
Expiring 3/16/2011	292,416	3,527	3,564	37
Japanese Yen,
Expiring 3/16/2011	850,482	10,257	10,365	108
Japanese Yen,

Expiring 3/16/2011	121,840	1,470	1,485	15
Japanese Yen,
Expiring 3/16/2011	7,224,668	88,032	88,047	15
Japanese Yen,
Expiring 3/16/2011	5,711,200	69,495	69,602	107
Japanese Yen,
Expiring 3/16/2011	14,106,664	171,263	171,917	654
Japanese Yen,
Expiring 3/16/2011	30,069,468	365,185	366,455	1,270
New Zealand Dollar,
Expiring 3/16/2011	1,414,050	1,051,417	1,087,592	36,175
New Zealand Dollar,
Expiring 3/16/2011	83,142	61,015	63,947	2,932
New Zealand Dollar,
Expiring 3/16/2011	226,409	166,904	174,138	7,234
New Zealand Dollar,
Expiring 3/16/2011	94,566	69,907	72,734	2,827
New Zealand Dollar,
Expiring 3/16/2011	153,883	113,727	118,356	4,629
New Zealand Dollar,
Expiring 3/16/2011	62,573	47,397	48,127	730
New Zealand Dollar,
Expiring 3/16/2011	70,848	53,772	54,491	719
New Zealand Dollar,
Expiring 3/16/2011	29,520	22,417	22,705	288
New Zealand Dollar,
Expiring 3/16/2011	206,059	156,162	158,487	2,325
New Zealand Dollar,
Expiring 3/16/2011	212,914	162,042	163,759	1,717
New Zealand Dollar,
Expiring 3/16/2011	109,043	83,127	83,868	741
New Zealand Dollar,
Expiring 3/16/2011	453,843	346,200	349,065	2,865
New Zealand Dollar,
Expiring 3/16/2011	86,200	65,759	66,299	540
New Zealand Dollar,
Expiring 3/16/2011	76,803	59,177	59,072	(105)
New Zealand Dollar,
Expiring 3/16/2011	53,822	41,430	41,396	(34)
New Zealand Dollar,
Expiring 3/16/2011	36,952	28,492	28,421	(71)
New Zealand Dollar,
Expiring 3/16/2011	41,423	31,938	31,860	(78)
Norwegian Krone,
Expiring 3/16/2011	566,800	96,059	97,924	1,865
Norwegian Krone,
Expiring 3/16/2011	566,800	95,897	97,924	2,027
Norwegian Krone,
Expiring 3/16/2011	708,500	119,586	122,405	2,819
Norwegian Krone,
Expiring 3/16/2011	991,900	167,115	171,367	4,252
Norwegian Krone,
Expiring 3/16/2011	89,265	14,906	15,422	516
Norwegian Krone,
Expiring 3/16/2011	37,285	6,229	6,441	212
Norwegian Krone,
Expiring 3/16/2011	32,780	5,470	5,663	193
Norwegian Krone,
Expiring 3/16/2011	60,670	10,145	10,482	337
Norwegian Krone,
Expiring 3/16/2011	1,487,000	248,247	256,904	8,657
Norwegian Krone,
Expiring 3/16/2011	1,043,500	175,955	180,282	4,327
Norwegian Krone,
Expiring 3/16/2011	1,460,900	246,337	252,395	6,058
Norwegian Krone,
Expiring 3/16/2011	1,669,600	282,079	288,451	6,372
Norwegian Krone,
Expiring 3/16/2011	197,040	32,830	34,042	1,212
Norwegian Krone,
Expiring 3/16/2011	1,014,174	169,236	175,216	5,980
Norwegian Krone,
Expiring 3/16/2011	274,796	45,948	47,476	1,528
Norwegian Krone,
Expiring 3/16/2011	155,990	25,995	26,950	955
Swedish Krona,

Expiring 3/16/2011	5,850,162	851,131	905,473	54,342
Swedish Krona,
Expiring 3/16/2011	2,383,400	342,138	368,896	26,758
Swedish Krona,
Expiring 3/16/2011	2,383,400	343,049	368,897	25,848
Swedish Krona,
Expiring 3/16/2011	9,281,647	1,344,439	1,436,589	92,150
Swedish Krona,
Expiring 3/16/2011	9,281,647	1,346,005	1,436,589	90,584
Swedish Krona,
Expiring 3/16/2011	4,170,950	601,261	645,569	44,308
Swedish Krona,
Expiring 3/16/2011	2,979,250	428,799	461,121	32,322
Swedish Krona,
Expiring 3/16/2011	806,800	118,368	124,874	6,506
Swedish Krona,
Expiring 3/16/2011	806,800	118,244	124,875	6,631
Swedish Krona,
Expiring 3/16/2011	1,411,900	206,357	218,530	12,173
Swedish Krona,
Expiring 3/16/2011	1,008,500	147,502	156,093	8,591
Swedish Krona,
Expiring 3/16/2011	2,587,468	377,720	400,481	22,761
Swedish Krona,
Expiring 3/16/2011	1,758,626	257,200	272,196	14,996
Swedish Krona,
Expiring 3/16/2011	1,080,733	158,067	167,273	9,206
Swedish Krona,
Expiring 3/16/2011	950,173	138,380	147,065	8,685
Swedish Krona,
Expiring 3/16/2011	4,898,000	717,267	758,100	40,833
Swedish Krona,
Expiring 3/16/2011	491,250	72,532	76,035	3,503
Swedish Krona,
Expiring 3/16/2011	687,750	101,544	106,448	4,904
Swedish Krona,
Expiring 3/16/2011	786,000	115,963	121,655	5,692
Swedish Krona,
Expiring 3/16/2011	252,203	36,482	39,035	2,553
Swedish Krona,
Expiring 3/16/2011	930,792	134,473	144,066	9,593
Swedish Krona,
Expiring 3/16/2011	143,165	20,659	22,159	1,500
Swedish Krona,
Expiring 3/16/2011	13,891	2,004	2,150	146
Swedish Krona,
Expiring 3/16/2011	166,949	24,026	25,840	1,814
Swedish Krona,
Expiring 3/16/2011	405,417	60,000	62,749	2,749
Swedish Krona,
Expiring 3/16/2011	123,111	18,217	19,055	838
Swedish Krona,
Expiring 3/16/2011	139,392	20,601	21,575	974
Swedish Krona,
Expiring 3/16/2011	58,080	8,588	8,989	401
Swedish Krona,
Expiring 3/16/2011	87,558	13,590	13,552	(38)
Swedish Krona,
Expiring 3/16/2011	124,942	19,395	19,338	(57)
Swedish Krona,
Expiring 3/16/2011	67,388	10,463	10,430	(33)
Swedish Krona,
Expiring 3/16/2011	60,112	9,332	9,304	(28)
Swiss Franc,
Expiring 3/16/2011	146,312	148,279	155,058	6,779
Swiss Franc,
Expiring 3/16/2011	79,288	80,203	84,027	3,824
Swiss Franc,
Expiring 3/16/2011	394,800	400,020	418,400	18,380
Swiss Franc,
Expiring 3/16/2011	282,000	285,336	298,857	13,521
Swiss Franc,
Expiring 3/16/2011	225,600	228,409	239,086	10,677
Swiss Franc,
Expiring 3/16/2011	704,431	715,013	746,540	31,527
Swiss Franc,

Expiring 3/16/2011	167,800	174,695	177,831	3,136
Swiss Franc,
Expiring 3/16/2011	209,750	218,194	222,288	4,094
Swiss Franc,
Expiring 3/16/2011	293,650	305,440	311,203	5,763
Swiss Franc,
Expiring 3/16/2011	167,800	174,461	177,831	3,370
Swiss Franc,
Expiring 3/16/2011	342,000	358,040	362,444	4,404
Swiss Franc,
Expiring 3/16/2011	65,654	68,808	69,579	771
Swiss Franc,
Expiring 3/16/2011	367,346	384,993	389,305	4,312
Swiss Franc,
Expiring 3/16/2011	379,800	402,360	402,503	143
Swiss Franc,
Expiring 3/16/2011	379,800	400,641	402,503	1,862
Swiss Franc,
Expiring 3/16/2011	1,139,400	1,205,797	1,207,511	1,714
Swiss Franc,
Expiring 3/16/2011	695,450	720,108	737,023	16,915
Swiss Franc,
Expiring 3/16/2011	496,750	514,363	526,445	12,082
Swiss Franc,
Expiring 3/16/2011	794,800	823,144	842,311	19,167
Swiss Franc,
Expiring 3/16/2011	116,498	119,952	123,462	3,510
Swiss Franc,
Expiring 3/16/2011	383,638	395,436	406,571	11,135
Swiss Franc,
Expiring 3/16/2011	54,960	56,888	58,245	1,357
Swiss Franc,
Expiring 3/16/2011	131,904	136,561	139,789	3,228
Sales:		Proceeds ($)
Australian Dollar,
Expiring 3/16/2011	139,050	134,660	137,826	(3,166)
Australian Dollar,
Expiring 3/16/2011	787,950	762,050	781,013	(18,963)
Australian Dollar,
Expiring 3/16/2011	563,000	556,171	558,044	(1,873)
Australian Dollar,
Expiring 3/16/2011	126,185	124,878	125,074	(196)
Australian Dollar,
Expiring 3/16/2011	465,705	459,817	461,605	(1,788)
Australian Dollar,
Expiring 3/16/2011	71,630	70,599	70,999	(400)
Australian Dollar,
Expiring 3/16/2011	90,480	89,444	89,683	(239)
Australian Dollar,
Expiring 3/16/2011	105,306	103,718	104,379	(661)
Australian Dollar,
Expiring 3/16/2011	346,782	341,922	343,729	(1,807)
Australian Dollar,
Expiring 3/16/2011	49,680	49,117	49,243	(126)
Australian Dollar,
Expiring 3/16/2011	119,232	117,725	118,182	(457)
British Pound,
Expiring 3/16/2011	3,416,796	5,351,523	5,471,385	(119,862)
British Pound,
Expiring 3/16/2011	1,990,866	3,144,722	3,188,014	(43,292)
British Pound,
Expiring 3/16/2011	2,564,890	4,047,268	4,107,211	(59,943)
British Pound,
Expiring 3/16/2011	7,200	11,388	11,530	(142)
British Pound,
Expiring 3/16/2011	7,200	11,379	11,529	(150)
British Pound,
Expiring 3/16/2011	9,000	14,185	14,412	(227)
British Pound,
Expiring 3/16/2011	12,600	19,831	20,176	(345)
British Pound,
Expiring 3/16/2011	182,020	288,690	291,472	(2,782)
British Pound,
Expiring 3/16/2011	58,330	92,587	93,405	(818)
British Pound,
Expiring 3/16/2011	234,650	371,779	375,750	(3,971)

British Pound,
Expiring 3/16/2011	103,782	165,367	166,188	(821)
British Pound,
Expiring 3/16/2011	79,874	127,179	127,904	(725)
British Pound,
Expiring 3/16/2011	148,093	235,814	237,144	(1,330)
British Pound,
Expiring 3/16/2011	71,251	113,436	114,096	(660)
Canadian Dollar,
Expiring 3/16/2011	83,500	83,727	83,314	413
Canadian Dollar,
Expiring 3/16/2011	133,600	133,859	133,302	557
Canadian Dollar,
Expiring 3/16/2011	116,900	117,218	116,639	579
Canadian Dollar,
Expiring 3/16/2011	65,088	65,747	64,943	804
Canadian Dollar,
Expiring 3/16/2011	27,120	27,408	27,059	349
Canadian Dollar,
Expiring 3/16/2011	57,485	58,144	57,357	787
Canadian Dollar,
Expiring 3/16/2011	189,307	191,308	188,885	2,423
Canadian Dollar,
Expiring 3/16/2011	371,488	371,330	370,660	670
Canadian Dollar,
Expiring 3/16/2011	150,400	150,445	150,065	380
Canadian Dollar,
Expiring 3/16/2011	2,109,000	2,113,176	2,104,302	8,874
Canadian Dollar,
Expiring 3/16/2011	791,856	793,360	790,092	3,268
Canadian Dollar,
Expiring 3/16/2011	190,256	190,231	189,832	399
Canadian Dollar,
Expiring 3/16/2011	19,621	19,733	19,577	156
Canadian Dollar,
Expiring 3/16/2011	17,504	17,599	17,465	134
Canadian Dollar,
Expiring 3/16/2011	25,494	25,640	25,437	203
Canadian Dollar,
Expiring 3/16/2011	36,381	36,593	36,300	293
Euro,
Expiring 3/16/2011	362,200	477,634	495,634	(18,000)
Euro,
Expiring 3/16/2011	452,750	597,587	619,543	(21,956)
Euro,
Expiring 3/16/2011	633,850	837,823	867,360	(29,537)
Euro,
Expiring 3/16/2011	362,200	478,426	495,634	(17,208)
Euro,
Expiring 3/16/2011	341,400	458,497	467,172	(8,675)
Euro,
Expiring 3/16/2011	597,450	799,151	817,550	(18,399)
Euro,
Expiring 3/16/2011	426,750	570,974	583,964	(12,990)
Euro,
Expiring 3/16/2011	341,400	458,521	467,172	(8,651)
Euro,
Expiring 3/16/2011	895,491	1,188,231	1,225,390	(37,159)
Euro,
Expiring 3/16/2011	374,028	498,441	511,820	(13,379)
Euro,
Expiring 3/16/2011	328,843	434,816	449,989	(15,173)
Euro,
Expiring 3/16/2011	608,638	810,527	832,860	(22,333)
Euro,
Expiring 3/16/2011	770,040	1,012,336	1,053,722	(41,386)
Euro,
Expiring 3/16/2011	56,967	75,273	77,954	(2,681)
Euro,
Expiring 3/16/2011	314,722	415,854	430,665	(14,811)
Euro,
Expiring 3/16/2011	393,403	515,248	538,333	(23,085)
Euro,
Expiring 3/16/2011	223,234	292,751	305,473	(12,722)
Euro,
Expiring 3/16/2011	243,034	318,786	332,568	(13,782)

Euro,
Expiring 3/16/2011	1,129,000	1,492,741	1,544,923	(52,182)
Euro,
Expiring 3/16/2011	1,207,200	1,614,600	1,651,932	(37,332)
Euro,
Expiring 3/16/2011	402,400	535,200	550,644	(15,444)
Euro,
Expiring 3/16/2011	402,400	539,085	550,644	(11,559)
Euro,
Expiring 3/16/2011	635,000	834,187	868,934	(34,747)
Euro,
Expiring 3/16/2011	889,000	1,167,861	1,216,507	(48,646)
Euro,
Expiring 3/16/2011	1,016,000	1,335,816	1,390,294	(54,478)
Euro,
Expiring 3/16/2011	74,138	96,177	101,450	(5,273)
Euro,
Expiring 3/16/2011	273,617	353,682	374,417	(20,735)
Euro,
Expiring 3/16/2011	42,085	54,323	57,589	(3,266)
Euro,
Expiring 3/16/2011	53,160	68,609	72,744	(4,135)
Euro,
Expiring 3/16/2011	86,144	112,340	117,879	(5,539)
Euro,
Expiring 3/16/2011	97,536	128,005	133,468	(5,463)
Euro,
Expiring 3/16/2011	283,680	370,571	388,188	(17,617)
Euro,
Expiring 3/16/2011	40,640	53,340	55,612	(2,272)
Japanese Yen,
Expiring 3/16/2011	18,050,500	216,319	219,981	(3,662)
Japanese Yen,
Expiring 3/16/2011	25,270,700	302,955	307,972	(5,017)
Japanese Yen,
Expiring 3/16/2011	14,440,400	173,514	175,984	(2,470)
Japanese Yen,
Expiring 3/16/2011	14,440,400	173,867	175,984	(2,117)
Japanese Yen,
Expiring 3/16/2011	43,896,000	525,682	534,959	(9,277)
Japanese Yen,
Expiring 3/16/2011	3,538,800	42,641	43,127	(486)
Japanese Yen,
Expiring 3/16/2011	18,214,352	219,561	221,977	(2,416)
Japanese Yen,
Expiring 3/16/2011	2,801,550	33,800	34,142	(342)
Japanese Yen,
Expiring 3/16/2011	4,935,298	59,448	60,146	(698)
Japanese Yen,
Expiring 3/16/2011	6,493,235	78,350	79,133	(783)
Japanese Yen,
Expiring 3/16/2011	4,997,414	60,373	60,903	(530)
Japanese Yen,
Expiring 3/16/2011	9,265,515	111,774	112,918	(1,144)
Japanese Yen,
Expiring 3/16/2011	4,457,836	53,835	54,327	(492)
New Zealand Dollar,
Expiring 3/16/2011	72,900	54,382	56,070	(1,688)
New Zealand Dollar,
Expiring 3/16/2011	413,100	307,937	317,729	(9,792)
New Zealand Dollar,
Expiring 3/16/2011	156,750	117,194	120,561	(3,367)
New Zealand Dollar,
Expiring 3/16/2011	219,450	163,943	168,786	(4,843)
New Zealand Dollar,
Expiring 3/16/2011	125,400	93,931	96,449	(2,518)
New Zealand Dollar,
Expiring 3/16/2011	125,400	94,042	96,449	(2,407)
New Zealand Dollar,
Expiring 3/16/2011	971,000	718,075	746,828	(28,753)
New Zealand Dollar,
Expiring 3/16/2011	774,000	589,028	595,308	(6,280)
New Zealand Dollar,
Expiring 3/16/2011	258,000	197,203	198,436	(1,233)
New Zealand Dollar,
Expiring 3/16/2011	258,000	196,869	198,436	(1,567)

New Zealand Dollar,
Expiring 3/16/2011	677,250	512,498	520,895	(8,397)
New Zealand Dollar,
Expiring 3/16/2011	483,750	366,070	372,068	(5,998)
New Zealand Dollar,
Expiring 3/16/2011	774,000	584,029	595,308	(11,279)
New Zealand Dollar,
Expiring 3/16/2011	98,760	74,778	75,959	(1,181)
New Zealand Dollar,
Expiring 3/16/2011	78,185	58,945	60,135	(1,190)
New Zealand Dollar,
Expiring 3/16/2011	508,332	383,616	390,967	(7,351)
New Zealand Dollar,
Expiring 3/16/2011	137,733	104,314	105,935	(1,621)
Norwegian Krone,
Expiring 3/16/2011	742,200	122,436	128,227	(5,791)
Norwegian Krone,
Expiring 3/16/2011	18,359,480	3,039,448	3,171,907	(132,459)
Norwegian Krone,
Expiring 3/16/2011	742,200	122,293	128,227	(5,934)
Norwegian Krone,
Expiring 3/16/2011	927,750	152,968	160,284	(7,316)
Norwegian Krone,
Expiring 3/16/2011	1,298,850	214,190	224,398	(10,208)
Norwegian Krone,
Expiring 3/16/2011	7,046,054	1,176,367	1,217,323	(40,956)
Norwegian Krone,
Expiring 3/16/2011	4,736,581	790,251	818,324	(28,073)
Norwegian Krone,
Expiring 3/16/2011	1,421,215	236,759	245,539	(8,780)
Norwegian Krone,
Expiring 3/16/2011	7,202,100	1,202,876	1,244,283	(41,407)
Norwegian Krone,
Expiring 3/16/2011	3,601,050	600,706	622,142	(21,436)
Norwegian Krone,
Expiring 3/16/2011	275,728	46,542	47,637	(1,095)
Norwegian Krone,
Expiring 3/16/2011	908,000	153,422	156,872	(3,450)
Norwegian Krone,
Expiring 3/16/2011	130,080	21,950	22,474	(524)
Norwegian Krone,
Expiring 3/16/2011	312,192	52,675	53,936	(1,261)
Norwegian Krone,
Expiring 3/16/2011	2,954,718	510,963	510,477	486
Norwegian Krone,
Expiring 3/16/2011	709,918	122,516	122,650	(134)
Norwegian Krone,
Expiring 3/16/2011	1,386,164	239,259	239,483	(224)
Norwegian Krone,
Expiring 3/16/2011	561,200	97,035	96,957	78
Norwegian Krone,
Expiring 3/16/2011	833,125	143,636	143,936	(300)
Norwegian Krone,
Expiring 3/16/2011	264,200	45,521	45,645	(124)
Norwegian Krone,
Expiring 3/16/2011	235,675	40,613	40,716	(103)
Swedish Krona,
Expiring 3/16/2011	2,180,024	325,071	337,419	(12,348)
Swedish Krona,
Expiring 3/16/2011	2,810,366	417,217	434,981	(17,764)
Swedish Krona,
Expiring 3/16/2011	698,610	104,353	108,129	(3,776)
Swedish Krona,
Expiring 3/16/2011	2,031,237	310,136	314,390	(4,254)
Swedish Krona,
Expiring 3/16/2011	488,037	74,251	75,537	(1,286)
Swedish Krona,
Expiring 3/16/2011	952,926	145,027	147,492	(2,465)
Swedish Krona,
Expiring 3/16/2011	385,800	58,876	59,713	(837)
Swiss Franc,
Expiring 3/16/2011	195,637	202,426	207,332	(4,906)
Swiss Franc,
Expiring 3/16/2011	222,519	231,749	235,820	(4,071)
Swiss Franc,
Expiring 3/16/2011	532,750	553,665	564,597	(10,932)

Swiss Franc,
Expiring 3/16/2011	362,094	376,938	383,739	(6,801)
Swiss Franc,
Expiring 3/16/2011	57,904	60,039	61,365	(1,326)
Swiss Franc,
Expiring 3/16/2011	32,870	34,049	34,835	(786)
Swiss Franc,
Expiring 3/16/2011	213,706	221,598	226,481	(4,883)
Swiss Franc,
Expiring 3/16/2011	41,520	42,972	44,002	(1,030)
Swiss Franc,
Expiring 3/16/2011	486,486	515,972	515,567	405
Swiss Franc,
Expiring 3/16/2011	228,228	241,227	241,871	(644)
Swiss Franc,
Expiring 3/16/2011	116,886	123,919	123,873	46
Swiss Franc,
Expiring 3/16/2011	92,400	98,085	97,924	161
Swiss Franc,
Expiring 3/16/2011	207,565	219,551	219,973	(422)
Swiss Franc,
Expiring 3/16/2011	296,185	313,072	313,890	(818)
Swiss Franc,
Expiring 3/16/2011	142,501	150,707	151,019	(312)
Swiss Franc,
Expiring 3/16/2011	159,749	169,052	169,299	(247)

Gross Unrealized Appreciation				2,044,718
Gross Unrealized Depreciation				(1,444,890)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.  When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2011 (Unaudited)

Common Stocks--68.1%	Shares	Value ($)
Australia--2.6%
Newcrest Mining	3,960	145,936
Brazil--2.1%
Petroleo Brasileiro (Preferred), ADR	2,181	72,518
Tele Norte Leste Participacoes, ADR	3,100	49,042
		121,560
Canada--3.0%
Barrick Gold	1,960	93,120
Yamana Gold	6,750	75,970
		169,090
France--.9%
Thales	1,400	52,032
Germany--4.0%
Bayer	1,685	124,256
Deutsche Telekom	7,513	100,169
		224,425
Hong Kong--.7%
China Mobile	4,000	39,299
Italy--1.3%
ENI	3,011	71,319
Japan--2.4%
INPEX	13	83,309
Nomura Holdings	8,900	54,107
		137,416
Netherlands--3.0%
Koninklijke KPN	3,480	54,865
Reed Elsevier	4,000	52,093
Royal Dutch Shell, Cl. A	1,856	65,498
		172,456
Norway--1.4%
Statoil	3,174	77,050
Peru--1.0%
Cia de Minas Buenaventura, ADR	1,390	56,990
Poland--1.1%
Telekomunikacja Polska	10,475	61,293
South Africa--2.0%
MTN Group	6,570	112,397
South Korea--.3%
LG Uplus	3,450	20,153
Sweden--1.4%
TeliaSonera	9,400	77,390
Switzerland--7.2%
Actelion	690a	37,314
Novartis	1,695	94,356
Roche Holding	880	133,864
Syngenta	215	69,260
Zurich Financial Services	260	71,032
		405,826
Thailand--1.0%
Advanced Info Service	22,000	56,967
Turkey--.5%
Turkcell Iletisim Hizmet, ADR	1,850	28,601
United Kingdom--13.8%
BAE Systems	8,350	45,744
BP	7,475	58,055
British American Tobacco	1,450	53,538
Cable & Wireless Communications	54,064	40,045
Centrica	10,750	55,086
GlaxoSmithKline	4,875	88,125
RSA Insurance Group	25,115	54,673
RWC Global Convertibles Fund	95a	111,974
Scottish & Southern Energy	4,071	75,580
Smith & Nephew	6,060	67,368
Tesco	8,364	53,953
Vodafone Group	27,256	76,558
		780,699
United States--18.4%
Coca-Cola	925	58,136
iShares Nasdaq Biotechnology Index Fund	490	45,923
Kroger	3,731	79,843
Medtronic	1,382	52,958
Merck & Co.	2,136	70,851

Newmont Mining				869		47,856
PDL BioPharma				8,000		39,520
Pfizer				3,962		72,188
PowerShares DB Agriculture Fund				3,377	a	115,797
PowerShares DB Gold Fund				4,270	a	200,092
Reynolds American				1,800		57,258
Sprint Nextel				17,864	a	80,745
Wal-Mart Stores				1,023		57,360
Wisconsin Energy				1,000		60,290
						1,038,817
Total Common Stocks
(cost $3,427,173)						3,849,716

		Coupon	Maturity	Principal
Bonds And Notes--20.8%		Rate (%)	Date	Amount ($) b		Value ($)
Germany--1.4%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	50,000		80,095
Netherlands--1.2%
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	40,000		66,637
Norway--4.6%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	735,000		126,663
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	731,000		134,510
						261,173
Spain--1.3%
Campofrio Food,
Gtd. Notes	EUR	8.25	10/31/16	50,000		71,538
United Kingdom--5.9%
BP Capital Markets,
Gtd. Notes		5.25	11/7/13	112,000		122,784
Bupa Finance,
Sr. Unscd. Notes	GBP	7.50	7/4/16	50,000		87,880
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	50,000	c	71,280
Prudential,
Jr. Sub. Notes		11.75	12/29/49	44,000	c	51,621
						333,565
United States--5.9%
Altria Group,
Gtd. Notes		10.20	2/6/39	36,000		49,014
Cemex Finance,
Sr. Scd. Bonds		9.50	12/14/16	100,000		104,190
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	6,000		6,570
Clearwire Communications,
Sr. Scd. Notes,		12.00	12/1/15	14,000		15,330
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	50,000		50,625
U.S. Treasury Inflation Protected Securities		1.88	7/15/13	30,975	d	33,281
U.S. Treasury Inflation Protected Securities		2.50	1/15/29	70,114	d	77,750
						336,760
Venezuela--.5%
Petroleos De Venezuela,
Sr. Unscd. Bonds, Ser. 2011		0.00	7/10/11	20,000	e	19,400
Petroleos De Venezuela,
Gtd. Notes		8.00	11/17/13	11,250	f	9,450
						28,850
Total Bonds And Notes
(cost $1,094,515)						1,178,618

				Face Amount
				Covered by
Options Purchased--.3%				Contracts ($)		Value ($)
Call Options--.0%
U.S. Treasury 30 Year Bonds,
March 2011 @ $134				200,000	a	31
U.S. Treasury 30 Year Bonds,
March 2011 @ $126				300,000	a	375
						406
Put Options--.3%
Australian Dollar,
March 2011 @ $96.50				400,000	a	2,360
Euro,
March 2011 @ $126				25,000,000	a	275

	Number of
	Contracts		Value ($)

CBOE SPX Volatility Index,
February 2011 @ $25	7	a	4,410
S&P 500 Index,
March 2011 @ $122	6	a	7,740
			14,785
Total Options
(cost $26,498)			15,191

Other Investment--9.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $539,000)	539,000	[g]	539,000
Total Investments (cost $5,087,186)	98.7%		5,582,525
Cash and Receivables (Net)	1.3%		71,586
Net Assets	100.0%		5,654,111

ADR - American Depository Receipts

a	Non-income producing security.
b	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP-- British Pound
NOK--Norwegian Krone
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2011, the value of this security amounted to $ 9,450 or .2 % of net assets.
g	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $5,087,186. Net unrealized appreciation on investments was $495,822 of which $537,192 related to appreciated investment securities and $41,370 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	14.3
Telecommunications	13.4
Health Care	11.6
Materials	10.8
Money Market Investment	9.5
Consumer Discretionary	7.2
Exchange Traded Funds	6.4
Energy	6.3
Financials	5.2
Foreign/Governmental	4.6
Utilities	3.4
U.S. Government Securities	1.9
Consumer Staples	2.0
Industrial	1.7
Options Purchased	.3
98.7

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
1/31/2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
S&P 500 Index,
March 2011 @ $132.5	4	a	(3,748)
S&P 500 Index,
March 2011 @ $134	6	a	(3,288)

(premiums received $7,519)			(7,036)
a Non-income producing security.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Canadian Dollar,
Expiring 3/15/2011	82,998	80,000	82,815	2,815
China Renminbi,
Expiring 7/15/2011	1,793,000	275,329	272,015	(3,314)
Euro,
Expiring 3/15/2011	61,000	83,109	83,473	364
Euro,
Expiring 3/15/2011	38,000	52,123	52,000	(123)
Euro,
Expiring 3/15/2011	11,000	14,486	15,052	566
Hong Kong Dollar,
Expiring 2/1/2011	116,068	14,900	14,886	(14)
Japanese Yen,
Expiring 2/1/2011	976,584	11,782	11,898	116
Norwegian Krone,
Expiring 2/15/2011	518,000	84,184	89,627	5,443
Singapore Dollar,
Expiring 3/15/2011	106,102	80,000	82,942	2,942
Swiss Franc,
Expiring 4/15/2011	166,000	169,073	175,976	6,903

Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/15/2011	276,000	265,425	270,437	(5,012)
British Pound,
Expiring 2/1/2011	9,803	15,570	15,702	(132)
British Pound,
Expiring 5/13/2011	540,000	872,396	864,241	8,155
British Pound,
Expiring 5/13/2011	46,000	70,744	73,620	(2,876)
Euro,
Expiring 3/15/2011	566,000	719,879	774,524	(54,645)
Japanese Yen,
Expiring 4/15/2011	2,909,000	35,355	35,462	(107)
Japanese Yen,
Expiring 4/15/2011	5,244,000	62,360	63,926	(1,566)
Norwegian Krone,
Expiring 2/15/2011	1,789,000	296,866	309,541	(12,675)
South African Rand,
Expiring 6/15/2011	721,000	101,672	98,258	3,414
South Korean Won,
Expiring 7/15/2011	27,391,000	24,197	24,179	18
Swiss Franc,
Expiring 4/15/2011	293,000	306,234	310,608	(4,374)

Gross Unrealized Appreciation				30,736
Gross Unrealized Depreciation				(84,838)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-thecounter are valued at the mean between the bid and asked price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the

Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2011 (Unaudited)

		Principal
Short	-Term Investments--76.9%	Amount ($)		Value ($)
	U.S. Treasury Bills:
	0.12%, 2/10/11	3,290,000		3,289,900
	0.13%, 2/3/11	400,000		399,997
	0.13%, 2/17/11	1,400,000		1,399,918
	0.13%, 3/24/11	525,000	[a]	524,895
	0.14%, 3/17/11	2,100,000		2,099,641
	0.15%, 4/14/11	1,638,000		1,637,558
	0.15%, 4/21/11	1,830,000		1,829,458
	0.16%, 2/24/11	660,000		659,933
	Total Short-Term Investments
	(cost $11,841,209)			11,841,300
		Face Amount
		Covered by
	Options Purchased--6.5%	Contracts ($)		Value ($)
	Call Options
	U.S. Treasury 10 Year Notes
	March 2011 @ $114	5,400,000	[b]	367,875
	Put Options
	Euro Bond,
	March 2011 @ $144	23,000	b	638,863
	Total Options
	(cost $1,034,434)			1,006,738

	Other Investment--18.3%	Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $2,818,000)	2,818,000	[c]	2,818,000
	Total Investments (cost $15,693,643)	101.70%		15,666,038
	Liabilities, Less Cash and Receivables	(1.7%)		(269,108)
	Net Assets	100.0%		15,396,930

a	Held by a broker as collateral for open financial futures positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $15,693,643. Net unrealized depreciation on investments was $27,605 of which $119,611 related to appreciated investment securities and $147,216 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	95.2
Options Purchased	6.5
101.7

†	Based on net assets.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring 3/16/2011	257,346	251,252	255,080	3,828
Australian Dollar,
Expiring 3/16/2011	1,405,615	1,363,376	1,393,240	29,864
Australian Dollar,
Expiring 3/16/2011	28,757	28,036	28,504	468
Australian Dollar,
Expiring 3/16/2011	164,243	160,734	162,797	2,063
Australian Dollar,
Expiring 3/16/2011	20,650	20,462	20,468	6
Australian Dollar,
Expiring 3/16/2011	14,750	14,615	14,620	5
Australian Dollar,
Expiring 3/16/2011	23,600	23,410	23,392	(18)
Australian Dollar,
Expiring 3/16/2011	18,799	18,541	18,633	92
Australian Dollar,
Expiring 3/16/2011	41,294	40,753	40,930	177
Australian Dollar,
Expiring 3/16/2011	12,907	12,739	12,793	54
British Pound,
Expiring 3/16/2011	115,392	179,285	185,644	6,359
British Pound,
Expiring 3/16/2011	65,280	101,480	104,534	3,054
British Pound,
Expiring 3/16/2011	375,381	583,441	601,105	17,664
British Pound,
Expiring 3/16/2011	680,400	1,072,684	1,089,538	16,854
British Pound,
Expiring 3/16/2011	213,840	337,343	342,426	5,083
British Pound,
Expiring 3/16/2011	77,760	122,577	124,519	1,942
Canadian Dollar,
Expiring 3/16/2011	383,613	378,652	382,758	4,106
Canadian Dollar,
Expiring 3/16/2011	528,167	521,044	526,990	5,946
Canadian Dollar,
Expiring 3/16/2011	116,800	115,797	116,540	743
Canadian Dollar,
Expiring 3/16/2011	29,200	28,964	29,135	171
Canadian Dollar,
Expiring 3/16/2011	51,060	50,816	50,946	130
Canadian Dollar,
Expiring 3/16/2011	8,940	8,887	8,920	33
Canadian Dollar,
Expiring 3/16/2011	265,000	259,756	264,410	4,654
Canadian Dollar,
Expiring 3/16/2011	170,720	171,354	170,340	(1,014)
Canadian Dollar,
Expiring 3/16/2011	23,280	23,441	23,228	(213)
Canadian Dollar,
Expiring 3/16/2011	8,840	8,888	8,820	(68)
Canadian Dollar,
Expiring 3/16/2011	28,284	28,446	28,221	(225)
Canadian Dollar,
Expiring 3/16/2011	12,876	12,949	12,847	(102)
Euro,
Expiring 3/16/2011	543,374	742,548	743,553	1,005
Euro,
Expiring 3/16/2011	274,363	374,756	375,438	682
Euro,
Expiring 3/16/2011	74,939	102,841	102,547	(294)
Euro,
Expiring 3/16/2011	51,449	70,629	70,403	(226)
Japanese Yen,
Expiring 3/16/2011	24,039,920	286,353	292,973	6,620
Japanese Yen,
Expiring 3/16/2011	2,379,083	28,271	28,994	723
Japanese Yen,
Expiring 3/16/2011	10,510,579	125,203	128,092	2,889
Japanese Yen,
Expiring 3/16/2011	4,692,750	56,377	57,190	813
Japanese Yen,

Expiring 3/16/2011	7,508,400	90,263	91,505	1,242
Japanese Yen,
Expiring 3/16/2011	6,569,850	78,928	80,066	1,138
Japanese Yen,
Expiring 3/16/2011	304,040	3,667	3,705	38
Japanese Yen,
Expiring 3/16/2011	110,560	1,334	1,347	13
Japanese Yen,
Expiring 3/16/2011	967,400	11,669	11,790	121
Swiss Franc,
Expiring 3/16/2011	652,030	661,825	691,007	29,182
Swiss Franc,
Expiring 3/16/2011	497,600	526,597	527,345	748
Swiss Franc,
Expiring 3/16/2011	149,750	155,060	158,702	3,642
Swiss Franc,
Expiring 3/16/2011	209,650	217,083	222,182	5,099
Swiss Franc,
Expiring 3/16/2011	6,320	6,542	6,698	156
Swiss Franc,
Expiring 3/16/2011	17,380	17,994	18,419	425
Swiss Franc,
Expiring 3/16/2011	55,300	57,252	58,606	1,354

Sales:		Proceeds ($)
Euro,
Expiring 3/16/2011	467,160	624,815	639,262	(14,447)
Euro,
Expiring 3/16/2011	298,500	392,133	408,467	(16,334)
Euro,
Expiring 3/16/2011	417,900	548,987	571,854	(22,867)
Euro,
Expiring 3/16/2011	24,240	31,285	33,170	(1,885)
Euro,
Expiring 3/16/2011	23,680	31,080	32,404	(1,324)
Euro,
Expiring 3/16/2011	65,120	85,463	89,110	(3,647)
Euro,
Expiring 3/16/2011	207,200	271,989	283,532	(11,543)
Swiss Franc,
Expiring 3/16/2011	52	55	55	-
Swiss Franc,
Expiring 3/16/2011	1,061	1,122	1,124	(2)

Gross Unrealized Appreciation				159,186
Gross Unrealized Depreciation				(74,209)

STATEMENT OF FINANCIAL FUTURES (Unaudited)
January 31, 2011

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
CAC 40 10 Euro	14	768,916	February 2011	345
DAX	2	486,434	March 2011	10,873
Euro-Bond	20	3,392,972	March 2011	(12,919)
FTSE 100	36	3,363,467	March 2011	10,430
TOPIX	5	554,742	March 2011	5,487
U.S. Treasury 10 Year Notes	8	966,375	March 2011	9,750
Financial Futures Short
Long Gilt	25	(4,698,312)	March 2011	62,578
Japanese 10 Year Bond	39	(6,664,225)	March 2011	(38,570)
Japanese 10 Year Mini Bond	1	(1,709,020)	March 2011	7,192
S & P 500 Emini	14	(897,680)	March 2011	(41,116)

Gross Unrealized Appreciation				106,656
Gross Unrealized Depreciation				(92,605)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	2,818,000	-	-	2,818,000
U.S. Treasury	-	11,841,300	-	11,841,300
Other Financial Instruments:
Forward Foreign Exchange Contracts+	-	159,186	-	159,186
Futures+	106,656	-	-	106,656
Options Purchased	1,006,738	-	-	1,006,738
Liabilities ($)
Other Financial Instruments:
Forward Foreign Exchange Contracts+	-	(74,209)	-	(74,209)
Futures+	(92,605)	-	-	(92,605)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of

Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)